UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Value Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Antero Resources Corp.	1.5
Hess Corp.	1.4
Edison International	1.1
Dollar Tree, Inc.	1.1
Cenovus Energy, Inc. (Canada)	1.0
PG&E Corp.	1.0
Fluor Corp.	1.0
Ventas, Inc.	1.0
Canadian Natural Resources Ltd.	0.9
Sempra Energy	0.9
10.9

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	20.6
Consumer Discretionary	13.9
Energy	13.0
Materials	11.1
Financials	10.8
Information Technology	6.4
Utilities	6.1
Health Care	5.8
Real Estate	5.8
Consumer Staples	3.1
Communication Services	2.5

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks and Equity Futures	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 15.7%

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	84.3%
Canada	4.2%
United Kingdom	3.0%
Bermuda	2.8%
Ireland	2.3%
Singapore	0.7%
British Virgin Islands	0.6%
France	0.5%
Luxembourg	0.5%
Other	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
Liberty Global PLC Class C (a)	979,100	$23,205
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	241,600	21,348
Media - 2.0%
Advantage Solutions, Inc. Class A (a)	4,174,700	20,999
DISH Network Corp. Class A (a)	585,400	16,690
Interpublic Group of Companies, Inc.	1,465,900	47,818
News Corp. Class A	1,036,100	20,577
Nexstar Broadcasting Group, Inc. Class A	225,700	35,755
Scholastic Corp.	503,900	18,569
Thryv Holdings, Inc. (a)	1,022,200	26,403
		186,811

TOTAL COMMUNICATION SERVICES		231,364

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.6%
Adient PLC (a)	1,306,500	44,604
Autoliv, Inc.	208,900	15,392
		59,996
Automobiles - 0.4%
Harley-Davidson, Inc.	928,000	33,826
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	2,014,456	59,044
Frontdoor, Inc. (a)	456,500	14,110
H&R Block, Inc.	602,500	15,707
		88,861
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	722,400	26,187
Brinker International, Inc. (a)	1,305,100	47,414
Caesars Entertainment, Inc. (a)	916,804	60,766
Hilton Grand Vacations, Inc. (a)	519,000	24,305
Hyatt Hotels Corp. Class A (a)	169,900	16,134
		174,806
Household Durables - 2.2%
KB Home	1,084,100	35,157
Mohawk Industries, Inc. (a)	417,000	58,822
Newell Brands, Inc.	1,386,300	32,093
Tempur Sealy International, Inc.	1,283,700	34,801
Tupperware Brands Corp. (a)	2,008,248	35,305
Whirlpool Corp.	40,200	7,297
		203,475
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	862,364	44,774
Qurate Retail, Inc. Series A	4,306,000	18,128
		62,902
Leisure Products - 0.7%
Mattel, Inc. (a)	2,644,800	64,295
Multiline Retail - 1.7%
Dollar Tree, Inc. (a)	614,900	99,891
Franchise Group, Inc.	352,050	13,128
Nordstrom, Inc. (b)	1,786,500	45,913
		158,932
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	929,479	34,725
American Eagle Outfitters, Inc. (b)	1,423,400	21,508
Bath & Body Works, Inc.	617,500	32,660
Camping World Holdings, Inc. (b)	808,800	20,770
Gap, Inc.	2,828,700	35,132
Lithia Motors, Inc. Class A (sub. vtg.)	180,600	51,133
Rent-A-Center, Inc.	1,403,500	33,852
Sally Beauty Holdings, Inc. (a)	2,218,771	33,548
Signet Jewelers Ltd. (b)	662,400	46,500
Victoria's Secret & Co. (a)	895,733	42,207
Warby Parker, Inc. (a)	82,200	1,914
Williams-Sonoma, Inc.(b)	290,500	37,904
		391,853
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	1,101,066	52,521

TOTAL CONSUMER DISCRETIONARY		1,291,467

CONSUMER STAPLES - 3.1%
Beverages - 0.5%
Primo Water Corp.	3,159,800	46,259
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	933,200	29,190
U.S. Foods Holding Corp. (a)	1,682,700	63,303
		92,493
Food Products - 1.2%
Bunge Ltd.	380,600	43,053
Darling Ingredients, Inc. (a)	869,800	63,835
		106,888
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	231,180	19,666
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	760,300	20,209

TOTAL CONSUMER STAPLES		285,515

ENERGY - 13.0%
Energy Equipment & Services - 2.1%
Halliburton Co.	1,029,400	36,667
John Wood Group PLC (a)	7,561,826	21,026
Liberty Oilfield Services, Inc. Class A (a)	2,948,233	47,584
Technip Energies NV	1,491,760	18,128
TechnipFMC PLC (a)	6,704,900	46,398
Tenaris SA	1,439,200	21,994
		191,797
Oil, Gas & Consumable Fuels - 10.9%
Antero Resources Corp. (a)	3,886,200	136,793
APA Corp.	693,981	28,405
Canadian Natural Resources Ltd.	1,360,100	84,180
Cenovus Energy, Inc. (Canada)	5,279,581	97,606
Cheniere Energy, Inc.	388,700	52,789
Denbury, Inc. (a)	885,279	56,640
Devon Energy Corp.	622,163	36,191
DHT Holdings, Inc.	1,349,100	7,582
Diamondback Energy, Inc.	153,574	19,386
Energy Transfer LP	4,050,900	44,884
Enviva, Inc.	554,621	46,777
Euronav NV	666,400	7,705
Genesis Energy LP	2,709,739	29,753
Hess Corp.	1,220,877	125,836
HF Sinclair Corp. (a)	1,008,300	38,336
Imperial Oil Ltd.	429,900	21,645
Kosmos Energy Ltd. (a)	2,689,600	18,182
Targa Resources Corp.	764,300	56,107
The Williams Companies, Inc.	796,372	27,308
Tourmaline Oil Corp.	947,000	48,771
Valero Energy Corp.	284,100	31,671
		1,016,547

TOTAL ENERGY		1,208,344

FINANCIALS - 10.8%
Banks - 2.6%
Bank of Kyoto Ltd.	405,300	17,658
East West Bancorp, Inc.	368,100	26,246
First Citizens Bancshares, Inc.	60,792	38,869
First Citizens Bancshares, Inc. Class B	5,400	3,402
M&T Bank Corp.	458,100	76,338
PacWest Bancorp	1,064,400	35,008
Signature Bank	161,300	39,075
		236,596
Capital Markets - 1.5%
Ameriprise Financial, Inc.	182,100	48,346
Lazard Ltd. Class A	856,400	28,064
LPL Financial	325,700	61,189
		137,599
Consumer Finance - 1.0%
OneMain Holdings, Inc.	1,057,480	48,570
SLM Corp.	2,704,996	45,255
		93,825
Diversified Financial Services - 1.2%
Apollo Global Management, Inc.	1,249,900	62,195
ECN Capital Corp.	3,133,300	14,195
Equitable Holdings, Inc.	1,316,100	37,943
		114,333
Insurance - 3.5%
AMBAC Financial Group, Inc. (a)	2,040,459	15,773
American Financial Group, Inc.	314,000	43,483
Arch Capital Group Ltd. (a)	877,000	40,053
Assurant, Inc.	343,100	62,403
Fairfax Financial Holdings Ltd. (sub. vtg.)	70,900	38,957
Reinsurance Group of America, Inc.	429,249	46,067
The Travelers Companies, Inc.	466,300	79,765
		326,501
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc. (a)	880,500	33,353
Essent Group Ltd.	842,100	34,130
Walker & Dunlop, Inc.	187,400	22,443
		89,926

TOTAL FINANCIALS		998,780

HEALTH CARE - 5.8%
Biotechnology - 0.5%
Ascendis Pharma A/S sponsored ADR (a)	32,743	2,988
Horizon Therapeutics PLC (a)	79,854	7,870
United Therapeutics Corp. (a)	215,600	38,282
		49,140
Health Care Equipment & Supplies - 0.5%
Dentsply Sirona, Inc.	132,162	5,285
Hologic, Inc. (a)	145,654	10,486
STERIS PLC	15,700	3,518
Teleflex, Inc.	30,215	8,630
The Cooper Companies, Inc.	35,577	12,845
Zimmer Biomet Holdings, Inc.	65,004	7,849
Zimvie, Inc. (a)	6,500	146
		48,759
Health Care Providers & Services - 3.1%
Accolade, Inc. (a)(b)	191,900	1,067
AdaptHealth Corp. (a)(b)(c)	3,132,300	39,655
agilon health, Inc. (a)	237,600	4,222
AmerisourceBergen Corp.	48,300	7,307
Cano Health, Inc. (a)	19,600	104
Cardinal Health, Inc.	49,577	2,878
Centene Corp. (a)	727,500	58,600
Cigna Corp.	257,500	63,546
DaVita HealthCare Partners, Inc. (a)	10,600	1,149
Laboratory Corp. of America Holdings	199,276	47,882
McKesson Corp.	68,243	21,129
Molina Healthcare, Inc. (a)	51,607	16,176
Tenet Healthcare Corp. (a)	327,700	23,762
		287,477
Health Care Technology - 0.0%
Evolent Health, Inc. (a)	81,900	2,254
Teladoc Health, Inc. (a)(b)	35,200	1,188
		3,442
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	60,715	7,241
Avantor, Inc. (a)	71,200	2,270
Bio-Rad Laboratories, Inc. Class A (a)	26,106	13,368
IQVIA Holdings, Inc. (a)	69,006	15,043
Maravai LifeSciences Holdings, Inc. (a)	79,400	2,440
PerkinElmer, Inc.	77,547	11,369
Syneos Health, Inc. (a)	104,810	7,661
		59,392
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	81,771	7,405
Jazz Pharmaceuticals PLC (a)	490,767	78,631
Perrigo Co. PLC	32,300	1,108
Royalty Pharma PLC	53,300	2,270
Viatris, Inc.	189,400	1,957
		91,371

TOTAL HEALTH CARE		539,581

INDUSTRIALS - 20.6%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	397,300	56,778
Northrop Grumman Corp.	79,300	34,844
The Boeing Co. (a)	196,400	29,232
Triumph Group, Inc. (a)	900,500	20,297
		141,151
Air Freight & Logistics - 0.7%
FedEx Corp.	318,500	63,299
Building Products - 1.7%
Builders FirstSource, Inc. (a)	1,067,450	65,723
Jeld-Wen Holding, Inc. (a)	3,156,827	65,630
UFP Industries, Inc.	322,600	24,960
		156,313
Commercial Services & Supplies - 1.3%
CoreCivic, Inc. (a)	1,596,360	19,843
HNI Corp. (b)	857,600	30,565
The Brink's Co.	871,300	51,363
The GEO Group, Inc. (a)	2,501,300	16,333
		118,104
Construction & Engineering - 3.6%
AECOM	198,019	13,972
API Group Corp. (a)	1,718,363	31,893
Fluor Corp. (a)	3,635,000	89,966
Granite Construction, Inc.	2,153,900	63,863
MDU Resources Group, Inc.	2,069,400	53,308
Quanta Services, Inc.	17,500	2,030
Valmont Industries, Inc.	112,400	27,966
Willscot Mobile Mini Holdings (a)	1,394,500	48,947
		331,945
Electrical Equipment - 1.6%
Array Technologies, Inc. (a)(b)	3,297,600	21,533
GrafTech International Ltd.	2,360,300	21,432
Regal Rexnord Corp.	399,056	50,776
Sensata Technologies, Inc. PLC	887,606	40,306
Vertiv Holdings Co.	1,251,700	15,684
		149,731
Machinery - 3.9%
Allison Transmission Holdings, Inc.	1,882,929	70,497
CNH Industrial NV (b)	24,400	346
Crane Co.	621,200	59,778
Daimler Truck Holding AG (a)	16,300	438
EnPro Industries, Inc.	114,271	10,651
Flowserve Corp.	944,409	30,892
Kennametal, Inc.	1,810,500	46,584
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	4,040	289
Mueller Industries, Inc.	432,837	23,438
Oshkosh Corp.	468,500	43,308
Stanley Black & Decker, Inc.	306,100	36,778
Timken Co.	748,700	43,155
		366,154
Marine - 0.5%
Genco Shipping & Trading Ltd.	399,480	8,801
Kirby Corp. (a)	501,800	32,717
Navios Maritime Partners LP	30,742	904
Star Bulk Carriers Corp. (b)	137,351	3,860
		46,282
Professional Services - 1.2%
CACI International, Inc. Class A (a)	125,100	33,189
Manpower, Inc.	618,300	55,771
Nielsen Holdings PLC	937,800	25,142
		114,102
Road & Rail - 1.5%
Knight-Swift Transportation Holdings, Inc. Class A	332,900	15,943
Ryder System, Inc.	682,800	47,728
TFI International, Inc. (Canada)	359,700	28,935
XPO Logistics, Inc. (a)	803,800	43,236
		135,842
Trading Companies & Distributors - 3.1%
Beacon Roofing Supply, Inc. (a)	1,113,000	66,368
Custom Truck One Source, Inc. Class A (a)	2,466,400	16,204
Fortress Transportation & Infrastructure Investors LLC	1,443,438	31,019
GMS, Inc. (a)	844,000	40,470
Herc Holdings, Inc.	309,600	39,573
MRC Global, Inc. (a)	2,325,958	27,888
NOW, Inc. (a)	998,852	10,887
Univar Solutions, Inc. (a)	1,749,727	50,952
		283,361

TOTAL INDUSTRIALS		1,906,284

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	279,000	22,658
Electronic Equipment & Components - 1.6%
Flex Ltd. (a)	4,231,000	69,769
Insight Enterprises, Inc. (a)	336,800	33,468
Vontier Corp.	1,902,900	48,752
		151,989
IT Services - 2.3%
Concentrix Corp.	274,700	43,260
Cyxtera Technologies, Inc. Class A (a)	3,555,992	42,779
Fidelity National Information Services, Inc.	417,500	41,395
Unisys Corp. (a)	3,342,272	47,494
Verra Mobility Corp. (a)	2,421,900	33,979
		208,907
Software - 1.7%
Micro Focus International PLC	4,733,800	22,354
NCR Corp. (a)	1,569,500	54,980
NortonLifeLock, Inc.	1,229,500	30,787
SS&C Technologies Holdings, Inc.	811,100	52,446
		160,567
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology Holdings PLC	340,000	27,894
Xerox Holdings Corp.	1,297,600	22,578
		50,472

TOTAL INFORMATION TECHNOLOGY		594,593

MATERIALS - 11.1%
Chemicals - 4.7%
Axalta Coating Systems Ltd. (a)(b)	2,450,437	62,168
Cabot Corp.	346,300	22,804
Celanese Corp. Class A	271,767	39,933
Corteva, Inc.	479,319	27,652
Eastman Chemical Co.	515,200	52,896
Huntsman Corp.	1,793,983	60,762
Methanex Corp.	49,800	2,498
Olin Corp.	755,700	43,377
The Chemours Co. LLC	1,150,700	38,054
Trinseo PLC	1,075,790	51,046
Tronox Holdings PLC	1,678,174	28,865
Westlake Corp.	38,700	4,897
		434,952
Construction Materials - 1.2%
Eagle Materials, Inc.	288,000	35,516
GCC S.A.B. de CV	2,585,400	17,100
Martin Marietta Materials, Inc.	58,702	20,793
Summit Materials, Inc. (a)	1,256,900	34,942
		108,351
Containers & Packaging - 1.9%
Berry Global Group, Inc. (a)	1,104,324	62,229
Crown Holdings, Inc.	473,600	52,115
O-I Glass, Inc. (a)	3,572,084	48,152
WestRock Co.	358,994	17,781
		180,277
Metals & Mining - 3.3%
Alcoa Corp.	575,200	38,999
Allegheny Technologies, Inc. (a)	1,000,900	27,204
ArcelorMittal SA Class A unit GDR	709,100	20,734
Arconic Corp. (a)	1,842,030	46,345
Carpenter Technology Corp.	1,001,100	38,222
Constellium NV (a)	2,925,499	48,827
First Quantum Minerals Ltd.	779,400	22,345
Freeport-McMoRan, Inc.	759,800	30,810
Steel Dynamics, Inc.	345,548	29,631
		303,117

TOTAL MATERIALS		1,026,697

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 3.9%
CubeSmart	1,476,537	70,150
Equinix, Inc.	50,100	36,026
Equity Lifestyle Properties, Inc.	749,322	57,908
Lamar Advertising Co. Class A	258,700	28,563
Ventas, Inc.	1,571,486	87,296
VICI Properties, Inc.	1,365,500	40,706
Welltower, Inc.	428,500	38,912
		359,561
Real Estate Management & Development - 1.9%
Cushman & Wakefield PLC (a)	4,068,398	72,824
Jones Lang LaSalle, Inc. (a)	191,900	41,974
Realogy Holdings Corp. (a)	2,697,500	29,565
WeWork, Inc. (a)(b)	4,704,577	32,979
		177,342

TOTAL REAL ESTATE		536,903

UTILITIES - 6.1%
Electric Utilities - 3.9%
Constellation Energy Corp.	1,034,569	61,257
Edison International	1,528,800	105,166
Entergy Corp.	500,700	59,508
FirstEnergy Corp.	1,105,300	47,871
PG&E Corp. (a)	7,204,100	91,132
		364,934
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	3,707,200	75,701
Vistra Corp.	1,841,700	46,079
		121,780
Multi-Utilities - 0.9%
Sempra Energy	510,600	82,390

TOTAL UTILITIES		569,104

TOTAL COMMON STOCKS
(Cost $7,679,577)		9,188,632
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.66% to 0.75% 7/7/22 to 7/14/22 (d)
(Cost $2,956)	2,960	2,955
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.32% (e)	66,867,254	$66,881
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	145,568,166	145,583
TOTAL MONEY MARKET FUNDS
(Cost $212,463)		212,464
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $7,894,996)		9,404,051
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(129,166)
NET ASSETS - 100%		$9,274,885

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	126	June 2022	$31,438	$(2,552)	$(2,552)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $35,306,000.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,795,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$44,445	$1,588,106	$1,565,670	$68	$--	$--	$66,881	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	192,078	805,308	851,803	293	--	--	145,583	0.4%
Total	$236,523	$2,393,414	$2,417,473	$361	$--	$--	$212,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
AdaptHealth Corp.	$--	$55,883	$823	$--	$(653)	$(14,752)	$39,655
Total	$--	$55,883	$823	$--	$(653)	$(14,752)	$39,655

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$231,364	$231,364	$--	$--
Consumer Discretionary	1,291,467	1,291,467	--	--
Consumer Staples	285,515	285,515	--	--
Energy	1,208,344	1,139,491	68,853	--
Financials	998,780	981,122	17,658	--
Health Care	539,581	539,581	--	--
Industrials	1,906,284	1,905,557	727	--
Information Technology	594,593	572,239	22,354	--
Materials	1,026,697	1,026,697	--	--
Real Estate	536,903	536,903	--	--
Utilities	569,104	569,104	--	--
U.S. Government and Government Agency Obligations	2,955	--	2,955	--
Money Market Funds	212,464	212,464	--	--
Total Investments in Securities:	$9,404,051	$9,291,504	$112,547	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,552)	$(2,552)	$--	$--
Total Liabilities	$(2,552)	$(2,552)	$--	$--
Total Derivative Instruments:	$(2,552)	$(2,552)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(2,552)
Total Equity Risk	0	(2,552)
Total Value of Derivatives	$0	$(2,552)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $135,996) — See accompanying schedule: Unaffiliated issuers (cost $7,628,126)	$9,151,932
Fidelity Central Funds (cost $212,463)	212,464
Other affiliated issuers (cost $54,407)	39,655
Total Investment in Securities (cost $7,894,996)		$9,404,051
Foreign currency held at value (cost $714)		716
Receivable for investments sold		79,845
Receivable for fund shares sold		7,261
Dividends receivable		4,560
Interest receivable		1
Distributions receivable from Fidelity Central Funds		81
Prepaid expenses		3
Other receivables		454
Total assets		9,496,972
Liabilities
Payable to custodian bank	$121
Payable for investments purchased	64,659
Payable for fund shares redeemed	3,874
Accrued management fee	5,474
Payable for daily variation margin on futures contracts	879
Other affiliated payables	1,015
Other payables and accrued expenses	500
Collateral on securities loaned	145,565
Total liabilities		222,087
Net Assets		$9,274,885
Net Assets consist of:
Paid in capital		$7,290,849
Total accumulated earnings (loss)		1,984,036
Net Assets		$9,274,885
Net Asset Value and Maximum Offering Price
Value:
Net Asset Value, offering price and redemption price per share ($8,017,219 ÷ 576,846 shares)		$13.90
Class K:
Net Asset Value, offering price and redemption price per share ($1,257,666 ÷ 90,359 shares)		$13.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$85,947
Interest		4
Income from Fidelity Central Funds (including $293 from security lending)		361
Total income		86,312
Expenses
Management fee
Basic fee	$25,203
Performance adjustment	7,167
Transfer agent fees	5,326
Accounting fees	635
Custodian fees and expenses	32
Independent trustees' fees and expenses	16
Registration fees	138
Audit	30
Legal	10
Interest	1
Miscellaneous	18
Total expenses before reductions	38,576
Expense reductions	(140)
Total expenses after reductions		38,436
Net investment income (loss)		47,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	562,449
Affiliated issuers	(653)
Foreign currency transactions	42
Futures contracts	(15,299)
Total net realized gain (loss)		546,539
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(808,977)
Affiliated issuers	(14,752)
Assets and liabilities in foreign currencies	(63)
Futures contracts	(2,975)
Total change in net unrealized appreciation (depreciation)		(826,767)
Net gain (loss)		(280,228)
Net increase (decrease) in net assets resulting from operations		$(232,352)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,876	$68,102
Net realized gain (loss)	546,539	1,487,674
Change in net unrealized appreciation (depreciation)	(826,767)	1,892,801
Net increase (decrease) in net assets resulting from operations	(232,352)	3,448,577
Distributions to shareholders	(871,432)	(64,718)
Share transactions - net increase (decrease)	849,476	892,433
Total increase (decrease) in net assets	(254,308)	4,276,292
Net Assets
Beginning of period	9,529,193	5,252,901
End of period	$9,274,885	$9,529,193

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.72	$9.57	$10.59	$11.15	$12.19	$10.30
Income from Investment Operations
Net investment income (loss)B,C	.07	.12	.12	.14	.15	.18D
Net realized and unrealized gain (loss)	(.45)	6.15	(.77)	.71	(.62)	1.85
Total from investment operations	(.38)	6.27	(.65)	.85	(.47)	2.03
Distributions from net investment income	(.20)	(.12)	(.14)E	(.12)	(.17)	(.14)
Distributions from net realized gain	(1.24)	–	(.23)E	(1.29)	(.41)	–F
Total distributions	(1.44)	(.12)	(.37)	(1.41)	(.57)G	(.14)
Net asset value, end of period	$13.90	$15.72	$9.57	$10.59	$11.15	$12.19
Total ReturnH,I	(2.38)%	65.91%	(6.52)%	9.31%	(4.14)%	19.86%
Ratios to Average Net AssetsC,J,K
Expenses before reductions	.81%L	.79%	.57%	.58%	.58%	.58%
Expenses net of fee waivers, if any	.81%L	.79%	.57%	.58%	.58%	.58%
Expenses net of all reductions	.81%L	.79%	.55%	.58%	.56%	.57%
Net investment income (loss)	.99%L	.82%	1.30%	1.38%	1.25%	1.51%D
Supplemental Data
Net assets, end of period (in millions)	$8,017	$8,361	$4,760	$6,112	$6,181	$7,344
Portfolio turnover rateM	71%L	77%	90%	75%	100%	73%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total distributions per share do not sum due to rounding.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.74	$9.59	$10.60	$11.16	$12.21	$10.32
Income from Investment Operations
Net investment income (loss)B,C	.08	.13	.13	.15	.16	.19D
Net realized and unrealized gain (loss)	(.45)	6.15	(.76)	.72	(.62)	1.85
Total from investment operations	(.37)	6.28	(.63)	.87	(.46)	2.04
Distributions from net investment income	(.21)	(.13)	(.15)E	(.13)	(.18)	(.15)
Distributions from net realized gain	(1.24)	–	(.23)E	(1.29)	(.41)	–F
Total distributions	(1.45)	(.13)	(.38)	(1.43)G	(.59)	(.15)
Net asset value, end of period	$13.92	$15.74	$9.59	$10.60	$11.16	$12.21
Total ReturnH,I	(2.28)%	65.90%	(6.33)%	9.43%	(4.11)%	19.98%
Ratios to Average Net AssetsC,J,K
Expenses before reductions	.73%L	.71%	.47%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.73%L	.71%	.47%	.49%	.48%	.48%
Expenses net of all reductions	.73%L	.71%	.45%	.48%	.46%	.48%
Net investment income (loss)	1.07%L	.91%	1.40%	1.48%	1.34%	1.61%D
Supplemental Data
Net assets, end of period (in millions)	$1,258	$1,168	$493	$740	$844	$1,073
Portfolio turnover rateM	71%L	77%	90%	75%	100%	73%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total distributions per share do not sum due to rounding.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Value Fund	$453

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,089,483
Gross unrealized depreciation	(617,574)
Net unrealized appreciation (depreciation)	$1,471,909
Tax cost	$7,929,590

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Fund	3,389,107	3,355,968

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$5,078.12
Class K	248.04
	$5,326

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Fund	$108

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Fund	Borrower	$48,821.32%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Fund	294,060	200,487	26,300

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Value Fund	5

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Value Fund	$8

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Fund	$31	$1	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $140.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Value Fund
Distributions to shareholders
Value	$764,386	$58,303
Class K	107,046	6,415
Total	$871,432	$64,718

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Value Fund
Value
Shares sold	48,226	108,639	$707,224	$1,570,378
Reinvestment of distributions	50,898	4,594	704,841	54,026
Shares redeemed	(54,266)	(78,502)	(788,122)	(1,105,911)
Net increase (decrease)	44,858	34,731	$623,943	$518,493
Class K
Shares sold	19,174	45,765	$277,239	$690,373
Reinvestment of distributions	7,724	545	107,046	6,415
Shares redeemed	(10,737)	(23,501)	(158,752)	(322,848)
Net increase (decrease)	16,161	22,809	$225,533	$373,940

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Value Fund
Value	.81%
Actual		$1,000.00	$976.20	$3.97
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Class K	.73%
Actual		$1,000.00	$977.20	$3.58
Hypothetical-C		$1,000.00	$1,021.17	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VAL-SANN-0622
1.703562.124

Fidelity® Capital Appreciation Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Microsoft Corp.	9.5
UnitedHealth Group, Inc.	5.6
Apple, Inc.	5.3
Amazon.com, Inc.	4.3
Alphabet, Inc. Class A	4.0
Vertex Pharmaceuticals, Inc.	2.8
Alphabet, Inc. Class C	1.8
Northrop Grumman Corp.	1.7
CME Group, Inc.	1.7
Universal Music Group NV	1.6
38.3

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	26.2
Health Care	19.3
Communication Services	10.6
Consumer Discretionary	9.5
Financials	8.5
Industrials	8.2
Materials	6.1
Consumer Staples	5.0
Energy	3.4
Real Estate	2.5
Utilities	0.4

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks	99.4%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 12.8%

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	87.2%
Netherlands	2.7%
United Kingdom	2.0%
Bailiwick of Jersey	1.7%
Canada	1.7%
Ireland	1.4%
France	1.2%
Luxembourg	0.4%
Denmark	0.3%
Other	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.6%
Entertainment - 3.0%
Universal Music Group NV	4,041,700	$93,793
Warner Music Group Corp. Class A	2,671,600	79,534
		173,327
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (a)	102,382	233,655
Class C (a)	44,456	102,219
Match Group, Inc. (a)	63,600	5,034
Meta Platforms, Inc. Class A (a)	93,902	18,825
ZipRecruiter, Inc. (a)	164,700	3,707
Zoominfo Technologies, Inc. (a)	314,400	14,903
		378,343
Media - 1.1%
Charter Communications, Inc. Class A (a)	32,100	13,755
Innovid Corp. (b)	337,444	1,836
Liberty Media Corp. Liberty Formula One Group Series C (a)	796,600	49,652
		65,243

TOTAL COMMUNICATION SERVICES		616,913

CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.7%
Ferrari NV (c)	203,989	42,785
XPeng, Inc. ADR (a)	26,300	647
		43,432
Diversified Consumer Services - 0.9%
Laureate Education, Inc. Class A	2,853,551	32,331
Mister Car Wash, Inc. (c)	1,322,400	19,043
		51,374
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	196,900	30,167
Flutter Entertainment PLC (a)	136,600	13,798
		43,965
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	100,328	249,378
Pinduoduo, Inc. ADR (a)	200,300	8,631
		258,009
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(c)	389,800	6,845
Multiline Retail - 0.3%
Dollarama, Inc.	270,800	15,055
Specialty Retail - 1.5%
Floor & Decor Holdings, Inc. Class A (a)	76,200	6,075
TJX Companies, Inc.	746,700	45,758
Victoria's Secret & Co. (a)	723,100	34,072
		85,905
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	5,404	3,497
LVMH Moet Hennessy Louis Vuitton SE	23,738	15,329
On Holding AG	15,500	387
Samsonite International SA (a)(d)	10,832,100	23,739
		42,952

TOTAL CONSUMER DISCRETIONARY		547,537

CONSUMER STAPLES - 5.0%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	79,300	19,515
Keurig Dr. Pepper, Inc.	825,100	30,859
Monster Beverage Corp. (a)	583,738	50,015
The Coca-Cola Co.	1,270,800	82,106
		182,495
Household Products - 1.9%
Reckitt Benckiser Group PLC	859,616	67,038
The Clorox Co.	293,600	42,123
		109,161

TOTAL CONSUMER STAPLES		291,656

ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	1,668,800	51,766
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd. (c)	823,300	50,938
Cheniere Energy, Inc.	457,900	62,187
Denbury, Inc. (a)	136,000	8,701
Range Resources Corp. (a)	696,100	20,841
		142,667

TOTAL ENERGY		194,433

FINANCIALS - 8.5%
Banks - 0.7%
M&T Bank Corp.	260,426	43,397
Capital Markets - 5.0%
BlackRock, Inc. Class A	61,800	38,605
CME Group, Inc.	436,338	95,706
MarketAxess Holdings, Inc.	65,000	17,135
Moody's Corp.	26,600	8,418
Morgan Stanley	670,700	54,052
Morningstar, Inc.	161,195	40,819
MSCI, Inc.	47,700	20,094
S&P Global, Inc.	39,400	14,834
		289,663
Insurance - 2.8%
American Financial Group, Inc.	256,300	35,492
Arthur J. Gallagher & Co.	452,241	76,198
BRP Group, Inc. (a)	475,200	10,987
Marsh & McLennan Companies, Inc.	230,900	37,337
		160,014

TOTAL FINANCIALS		493,074

HEALTH CARE - 19.3%
Biotechnology - 5.9%
Adamas Pharmaceuticals, Inc.:
rights (a)(e)	1,379,600	83
rights (a)(e)	1,379,600	83
Alnylam Pharmaceuticals, Inc. (a)	67,200	8,966
Applied Therapeutics, Inc. (a)	92,111	181
Cytokinetics, Inc. (a)	153,400	6,116
EQRx, Inc. (a)	334,595	1,737
Erasca, Inc.	76,500	557
Evelo Biosciences, Inc. (a)	47,200	117
Galapagos NV sponsored ADR (a)	206,300	12,003
Gamida Cell Ltd. (a)(c)	1,122,170	2,862
Hookipa Pharma, Inc. (a)	916,200	1,374
Horizon Therapeutics PLC (a)	421,965	41,589
Innovent Biologics, Inc. (a)(d)	1,008,301	3,127
Prelude Therapeutics, Inc. (a)	24,000	110
Regeneron Pharmaceuticals, Inc. (a)	101,822	67,112
Rubius Therapeutics, Inc. (a)	64,338	107
Seagen, Inc. (a)	176,400	23,110
Seres Therapeutics, Inc. (a)	138,300	654
Synlogic, Inc. (a)	951,700	1,618
Vertex Pharmaceuticals, Inc. (a)	602,200	164,533
Vor Biopharma, Inc. (a)	367,505	2,106
XOMA Corp. (a)(c)	236,500	4,548
		342,693
Health Care Equipment & Supplies - 1.5%
Axonics Modulation Technologies, Inc. (a)	88,900	4,607
Boston Scientific Corp. (a)	463,400	19,514
Edwards Lifesciences Corp. (a)	404,600	42,799
Insulet Corp. (a)	6,700	1,601
Nevro Corp. (a)	42,007	2,591
Penumbra, Inc. (a)	74,061	12,780
		83,892
Health Care Providers & Services - 7.6%
Guardant Health, Inc. (a)	147,188	9,081
HealthEquity, Inc. (a)	854,200	53,234
Option Care Health, Inc. (a)	564,300	16,861
Tenet Healthcare Corp. (a)	499,900	36,248
UnitedHealth Group, Inc.	639,092	325,010
		440,434
Health Care Technology - 0.9%
Certara, Inc. (a)	503,700	9,243
Change Healthcare, Inc. (a)	1,627,700	38,349
Simulations Plus, Inc. (c)	75,200	3,509
		51,101
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	43,753	2,090
Bio-Techne Corp.	48,000	18,225
Bruker Corp.	470,848	27,069
Codexis, Inc. (a)	273,340	3,288
Danaher Corp.	199,039	49,985
Nanostring Technologies, Inc. (a)	39,503	742
Olink Holding AB ADR (a)	22,700	329
		101,728
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	200,300	2,468
AstraZeneca PLC sponsored ADR	566,600	37,622
Revance Therapeutics, Inc. (a)	258,300	4,231
Sanofi SA	482,500	50,998
		95,319

TOTAL HEALTH CARE		1,115,167

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	57,400	6,440
Northrop Grumman Corp.	223,900	98,382
		104,822
Electrical Equipment - 1.2%
Ballard Power Systems, Inc. (a)(c)	23,900	198
Bloom Energy Corp. Class A (a)(c)	123,200	2,287
Ceres Power Holdings PLC (a)	1,235,000	11,269
Eaton Corp. PLC	171,600	24,885
Generac Holdings, Inc. (a)	104,573	22,941
Vestas Wind Systems A/S	270,000	6,885
		68,465
Machinery - 1.6%
Chart Industries, Inc. (a)	19,300	3,258
Deere & Co.	110,200	41,606
Ingersoll Rand, Inc.	1,097,045	48,226
		93,090
Professional Services - 2.6%
ASGN, Inc. (a)	125,400	14,227
Clarivate Analytics PLC (a)	502,000	7,871
Experian PLC	999,611	34,521
KBR, Inc.	1,605,400	79,034
Kforce, Inc.	57,400	4,021
Upwork, Inc. (a)	451,456	9,467
		149,141
Trading Companies & Distributors - 1.0%
Azelis Group NV	107,700	2,652
Ferguson PLC	459,200	57,606
		60,258

TOTAL INDUSTRIALS		475,776

INFORMATION TECHNOLOGY - 26.2%
Electronic Equipment & Components - 0.5%
Teledyne Technologies, Inc. (a)	61,500	26,540
IT Services - 1.6%
Cloudflare, Inc. (a)	19,600	1,688
Cognizant Technology Solutions Corp. Class A	783,000	63,345
MongoDB, Inc. Class A (a)	71,019	25,207
Okta, Inc. (a)	6,800	811
Snowflake, Inc. (a)	13,800	2,366
		93,417
Semiconductors & Semiconductor Equipment - 3.8%
Aixtron AG	601,700	15,426
Allegro MicroSystems LLC (a)	160,200	3,894
ASML Holding NV	43,399	24,467
Enphase Energy, Inc. (a)	174,895	28,228
NVIDIA Corp.	225,936	41,904
Qualcomm, Inc.	433,047	60,492
SiTime Corp. (a)	16,500	2,781
SolarEdge Technologies, Inc. (a)	95,341	23,874
Universal Display Corp.	165,128	21,092
		222,158
Software - 15.0%
Adobe, Inc. (a)	162,424	64,312
Confluent, Inc. (c)	176,300	5,508
Epic Games, Inc. (a)(b)(e)	4,584	4,263
GitLab, Inc.	15,600	748
HashiCorp, Inc. (c)	108,300	5,099
HubSpot, Inc. (a)	15,700	5,957
Intuit, Inc.	107,900	45,183
Mandiant, Inc. (a)	991,300	21,789
Manhattan Associates, Inc. (a)	179,748	23,466
Microsoft Corp.	1,984,910	550,851
Oracle Corp.	582,300	42,741
Palo Alto Networks, Inc. (a)	165,600	92,948
Samsara, Inc.	36,800	454
Volue A/S (a)	1,240,700	5,291
		868,610
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,947,508	307,025

TOTAL INFORMATION TECHNOLOGY		1,517,750

MATERIALS - 5.8%
Chemicals - 3.4%
Albemarle Corp. U.S.	162,300	31,296
CF Industries Holdings, Inc.	640,000	61,971
Sherwin-Williams Co.	255,635	70,289
The Chemours Co. LLC	968,300	32,022
		195,578
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	82,500	29,223
Metals & Mining - 1.9%
First Quantum Minerals Ltd.	891,400	25,556
Freeport-McMoRan, Inc.	1,470,700	59,637
Lynas Rare Earths Ltd. (a)	2,391,867	15,009
MP Materials Corp. (a)(c)	226,800	8,627
		108,829

TOTAL MATERIALS		333,630

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Prologis (REIT), Inc.	562,305	90,132
Welltower, Inc.	601,600	54,631
		144,763
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (b)	673,925	1,254

TOTAL REAL ESTATE		146,017

UTILITIES - 0.4%
Electric Utilities - 0.2%
ORSTED A/S (d)	91,600	10,134
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	197,700	7,097
Brookfield Renewable Partners LP	114,500	4,030
		11,127

TOTAL UTILITIES		21,261

TOTAL COMMON STOCKS
(Cost $4,447,186)		5,753,214

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(e)	153,900	704
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (b)(e)	513,013	2,129
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(e)	110,923	5,322
Series C3 (a)(b)(e)	138,654	6,653
Series C4 (a)(b)(e)	37,518	1,800
Series C5 (b)(e)	75,216	3,609
		17,384
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,563)		20,217

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.32% (f)	44,366,603	44,375
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	51,402,432	51,408
TOTAL MONEY MARKET FUNDS
(Cost $95,783)		95,783
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $4,558,532)		5,869,214
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(78,742)
NET ASSETS - 100%		$5,790,472

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,570,000 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,000,000 or 0.6% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAPP, Inc. Series C	4/30/21	$3,384
Doma Holdings, Inc.	3/2/21	$6,739
ElevateBio LLC Series C	3/9/21	$646
Epic Games, Inc.	3/29/21	$4,057
Illuminated Holdings, Inc. Series C2	7/7/20	$2,773
Illuminated Holdings, Inc. Series C3	7/7/20	$4,160
Illuminated Holdings, Inc. Series C4	1/8/21	$1,351
Illuminated Holdings, Inc. Series C5	6/16/21	$3,249
Innovid Corp.	6/24/21	$3,374

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$150,736	$552,278	$658,639	$18	$--	$--	$44,375	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	8,109	252,673	209,374	40	--	--	51,408	0.1%
Total	$158,845	$804,951	$868,013	$58	$--	$--	$95,783

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$616,913	$523,120	$93,793	$--
Consumer Discretionary	547,537	506,503	41,034	--
Consumer Staples	291,656	224,618	67,038	--
Energy	194,433	194,433	--	--
Financials	493,074	493,074	--	--
Health Care	1,115,871	1,060,876	54,125	870
Industrials	475,776	362,843	112,933	--
Information Technology	1,519,879	1,492,770	20,717	6,392
Materials	351,014	318,621	15,009	17,384
Real Estate	146,017	146,017	--	--
Utilities	21,261	11,127	10,134	--
Money Market Funds	95,783	95,783	--	--
Total Investments in Securities:	$5,869,214	$5,429,785	$414,783	$24,646

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,780) — See accompanying schedule: Unaffiliated issuers (cost $4,462,749)	$5,773,431
Fidelity Central Funds (cost $95,783)	95,783
Total Investment in Securities (cost $4,558,532)		$5,869,214
Receivable for investments sold		6,046
Receivable for fund shares sold		884
Dividends receivable		3,062
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		2
Other receivables		34
Total assets		5,879,257
Liabilities
Payable for investments purchased	$31,100
Payable for fund shares redeemed	2,020
Accrued management fee	3,503
Other affiliated payables	667
Other payables and accrued expenses	76
Collateral on securities loaned	51,419
Total liabilities		88,785
Net Assets		$5,790,472
Net Assets consist of:
Paid in capital		$4,042,537
Total accumulated earnings (loss)		1,747,935
Net Assets		$5,790,472
Net Asset Value and Maximum Offering Price
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($5,390,514 ÷ 143,740 shares)		$37.50
Class K:
Net Asset Value, offering price and redemption price per share ($399,958 ÷ 10,627 shares)		$37.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$25,739
Income from Fidelity Central Funds (including $40 from security lending)		58
Total income		25,797
Expenses
Management fee
Basic fee	$17,214
Performance adjustment	5,696
Transfer agent fees	3,494
Accounting fees	573
Custodian fees and expenses	40
Independent trustees' fees and expenses	11
Registration fees	41
Audit	30
Legal	6
Interest	6
Miscellaneous	12
Total expenses before reductions	27,123
Expense reductions	(98)
Total expenses after reductions		27,025
Net investment income (loss)		(1,228)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	462,607
Foreign currency transactions	30
Total net realized gain (loss)		462,637
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,398,261)
Unfunded commitments	1,033
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		(1,397,245)
Net gain (loss)		(934,608)
Net increase (decrease) in net assets resulting from operations		$(935,836)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,228)	$(1,132)
Net realized gain (loss)	462,637	1,062,802
Change in net unrealized appreciation (depreciation)	(1,397,245)	1,063,302
Net increase (decrease) in net assets resulting from operations	(935,836)	2,124,972
Distributions to shareholders	(1,022,382)	(480,925)
Share transactions - net increase (decrease)	656,567	(75,008)
Total increase (decrease) in net assets	(1,301,651)	1,569,039
Net Assets
Beginning of period	7,092,123	5,523,084
End of period	$5,790,472	$7,092,123

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$51.06	$39.58	$36.16	$36.33	$37.90	$31.75
Income from Investment Operations
Net investment income (loss)A,B	(.01)	(.01)	.04	.24	.29	.38
Net realized and unrealized gain (loss)	(6.15)	14.99	7.95	3.53	2.15	7.55
Total from investment operations	(6.16)	14.98	7.99	3.77	2.44	7.93
Distributions from net investment income	(.17)	(.01)	(.24)	(.27)	(.34)	(.39)
Distributions from net realized gain	(7.23)	(3.49)	(4.34)	(3.67)	(3.67)	(1.39)
Total distributions	(7.40)	(3.50)	(4.57)C	(3.94)	(4.01)	(1.78)
Net asset value, end of period	$37.50	$51.06	$39.58	$36.16	$36.33	$37.90
Total ReturnD,E	(13.72)%	40.02%	24.73%	12.24%	6.93%	25.93%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.83%H	.84%	.82%	.62%	.54%	.51%
Expenses net of fee waivers, if any	.83%H	.84%	.82%	.62%	.54%	.51%
Expenses net of all reductions	.83%H	.84%	.82%	.61%	.53%	.50%
Net investment income (loss)	(.04)%H	(.02)%	.12%	.69%	.77%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$5,391	$6,549	$5,023	$4,668	$4,792	$5,157
Portfolio turnover rateI	69%H	51%	61%J	122%	101%	129%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$51.24	$39.70	$36.25	$36.42	$37.99	$31.83
Income from Investment Operations
Net investment income (loss)A,B	.01	.02	.07	.27	.33	.41
Net realized and unrealized gain (loss)	(6.17)	15.04	7.98	3.54	2.15	7.57
Total from investment operations	(6.16)	15.06	8.05	3.81	2.48	7.98
Distributions from net investment income	(.21)	(.03)	(.26)	(.31)	(.37)	(.43)
Distributions from net realized gain	(7.23)	(3.49)	(4.34)	(3.67)	(3.67)	(1.39)
Total distributions	(7.44)	(3.52)	(4.60)	(3.98)	(4.05)C	(1.82)
Net asset value, end of period	$37.64	$51.24	$39.70	$36.25	$36.42	$37.99
Total ReturnD,E	(13.68)%	40.12%	24.85%	12.33%	7.03%	26.04%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.76%H	.76%	.74%	.52%	.45%	.41%
Expenses net of fee waivers, if any	.76%H	.76%	.74%	.52%	.44%	.41%
Expenses net of all reductions	.76%H	.76%	.73%	.52%	.43%	.40%
Net investment income (loss)	.03%H	.05%	.21%	.79%	.86%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$400	$543	$500	$864	$1,702	$2,174
Portfolio turnover rateI	69%H	51%	61%J	122%	101%	129%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital Appreciation Fund	$32

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,666,267
Gross unrealized depreciation	(356,346)
Net unrealized appreciation (depreciation)	$1,309,921
Tax cost	$4,559,293

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital Appreciation Fund	2,258,531	2,455,084

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Appreciation	$3,400.11
Class K	94.04
	$3,494

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Capital Appreciation Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Capital Appreciation Fund	$34

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Capital Appreciation Fund	Borrower	$11,251.31%		$6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Capital Appreciation Fund	92,203	151,188	18,348

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Capital Appreciation Fund	21

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Capital Appreciation Fund	$6

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Capital Appreciation Fund	$4	$–(a)	$12

 (a) Amount represents less than five hundred dollars.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $98.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Capital Appreciation Fund
Distributions to shareholders
Capital Appreciation	$943,863	$440,699
Class K	78,519	40,226
Total	$1,022,382	$480,925

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Capital Appreciation Fund
Capital Appreciation
Shares sold	2,504	4,762	$107,174	$213,800
Reinvestment of distributions	21,042	10,190	890,712	417,572
Shares redeemed	(8,064)	(13,606)	(342,087)	(616,358)
Net increase (decrease)	15,482	1,346	$655,799	$15,014
Class K
Shares sold	651	2,161	$27,765	$97,913
Reinvestment of distributions	1,849	979	78,519	40,226
Shares redeemed	(2,478)	(5,138)	(105,516)	(228,161)
Net increase (decrease)	22	(1,998)	$768	$(90,022)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Capital Appreciation Fund
Capital Appreciation	.83%
Actual		$1,000.00	$862.80	$3.83
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Class K	.76%
Actual		$1,000.00	$863.20	$3.51
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CAF-SANN-0622
1.703454.124

Fidelity® Disciplined Equity Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Microsoft Corp.	7.8
Apple, Inc.	6.6
Amazon.com, Inc.	3.9
Alphabet, Inc. Class A	3.5
UnitedHealth Group, Inc.	2.8
NVIDIA Corp.	2.3
Visa, Inc. Class A	2.2
Meta Platforms, Inc. Class A	2.0
MasterCard, Inc. Class A	1.9
Alphabet, Inc. Class C	1.8
34.8

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	33.6
Health Care	15.0
Consumer Discretionary	12.1
Industrials	10.1
Communication Services	7.9
Financials	6.3
Energy	5.3
Consumer Staples	3.9
Materials	2.7
Real Estate	1.9
Utilities	0.7

Asset Allocation (% of fund's net assets)

As of April 30, 2022 *
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 2.5%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.9%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	33,800	$3,545
Netflix, Inc. (a)	34,834	6,631
		10,176
Interactive Media & Services - 7.3%
Alphabet, Inc.:
Class A (a)	25,790	58,858
Class C (a)	13,215	30,386
Meta Platforms, Inc. Class A (a)	166,677	33,414
		122,658

TOTAL COMMUNICATION SERVICES		132,834

CONSUMER DISCRETIONARY - 12.1%
Distributors - 0.5%
Pool Corp.	19,900	8,064
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc. (a)	3,711	8,202
Domino's Pizza, Inc.	13,100	4,428
Hilton Worldwide Holdings, Inc.	66,066	10,259
Marriott International, Inc. Class A	66,900	11,876
Planet Fitness, Inc. (a)	97,800	7,827
		42,592
Household Durables - 0.3%
NVR, Inc. (a)	1,255	5,492
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	26,558	66,013
Wayfair LLC Class A (a)	6,600	508
		66,521
Multiline Retail - 0.7%
Dollar General Corp.	48,300	11,473
Specialty Retail - 2.7%
Burlington Stores, Inc. (a)	32,200	6,555
Floor & Decor Holdings, Inc. Class A (a)	57,952	4,620
Ross Stores, Inc.	48,400	4,829
The Home Depot, Inc.	75,944	22,814
TJX Companies, Inc.	106,000	6,496
		45,314
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	13,900	4,929
NIKE, Inc. Class B	150,910	18,818
		23,747

TOTAL CONSUMER DISCRETIONARY		203,203

CONSUMER STAPLES - 3.9%
Beverages - 1.6%
Monster Beverage Corp. (a)	105,600	9,048
The Coca-Cola Co.	273,800	17,690
		26,738
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	47,215	25,105
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	49,919	13,182

TOTAL CONSUMER STAPLES		65,025

ENERGY - 5.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	191,700	5,947
Oil, Gas & Consumable Fuels - 4.9%
ConocoPhillips Co.	18,300	1,748
Continental Resources, Inc.(b)	71,400	3,968
Coterra Energy, Inc.	226,000	6,507
Devon Energy Corp.	343,296	19,970
EOG Resources, Inc.	148,967	17,393
Hess Corp.	124,100	12,791
Occidental Petroleum Corp.	134,100	7,388
Pioneer Natural Resources Co.	29,200	6,788
Valero Energy Corp.	60,400	6,733
		83,286

TOTAL ENERGY		89,233

FINANCIALS - 6.3%
Banks - 2.6%
Bank of America Corp.	490,183	17,490
Comerica, Inc.	26,100	2,138
Cullen/Frost Bankers, Inc.	26,300	3,479
JPMorgan Chase & Co.	177,414	21,176
		44,283
Capital Markets - 3.0%
Coinbase Global, Inc. (a)(b)	12,300	1,386
Moody's Corp.	55,939	17,704
MSCI, Inc.	37,244	15,689
S&P Global, Inc.	43,358	16,324
		51,103
Insurance - 0.7%
American Financial Group, Inc.	9,300	1,288
Arthur J. Gallagher & Co.	56,800	9,570
		10,858

TOTAL FINANCIALS		106,244

HEALTH CARE - 15.0%
Biotechnology - 0.9%
Horizon Therapeutics PLC (a)	145,784	14,368
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	220,029	9,265
DexCom, Inc. (a)	12,748	5,209
IDEXX Laboratories, Inc. (a)	24,693	10,630
Intuitive Surgical, Inc. (a)	43,314	10,365
Masimo Corp. (a)	26,484	2,992
ResMed, Inc.	16,220	3,244
Stryker Corp.	52,635	12,699
		54,404
Health Care Providers & Services - 4.1%
Anthem, Inc.	29,800	14,958
Guardant Health, Inc. (a)	23,400	1,444
HCA Holdings, Inc.	20,500	4,398
UnitedHealth Group, Inc.	94,275	47,944
		68,744
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	23,285	4,237
Life Sciences Tools & Services - 5.6%
Avantor, Inc. (a)	217,473	6,933
Bio-Rad Laboratories, Inc. Class A (a)	14,054	7,196
Bruker Corp.	89,000	5,117
Danaher Corp.	109,045	27,384
Maravai LifeSciences Holdings, Inc. (a)	128,700	3,955
Mettler-Toledo International, Inc. (a)	5,064	6,469
Thermo Fisher Scientific, Inc.	46,300	25,600
West Pharmaceutical Services, Inc.	34,636	10,912
		93,566
Pharmaceuticals - 1.0%
Zoetis, Inc. Class A	97,644	17,307

TOTAL HEALTH CARE		252,626

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.6%
HEICO Corp. Class A	88,847	10,363
L3Harris Technologies, Inc.	35,200	8,176
Lockheed Martin Corp.	24,137	10,430
Northrop Grumman Corp.	25,100	11,029
The Boeing Co. (a)	20,100	2,992
		42,990
Airlines - 0.6%
Southwest Airlines Co. (a)	213,100	9,956
Commercial Services & Supplies - 1.5%
Cintas Corp.	36,463	14,485
Copart, Inc. (a)	94,288	10,716
		25,201
Electrical Equipment - 1.0%
AMETEK, Inc.	82,738	10,446
Generac Holdings, Inc. (a)(b)	32,606	7,153
		17,599
Industrial Conglomerates - 0.7%
Roper Technologies, Inc.	26,775	12,582
Machinery - 1.5%
Fortive Corp.	106,100	6,101
IDEX Corp.	39,300	7,460
ITT, Inc.	100,639	7,067
Snap-On, Inc.	23,800	5,057
		25,685
Professional Services - 0.7%
CACI International, Inc. Class A (a)	17,800	4,722
CoStar Group, Inc. (a)	67,500	4,294
TriNet Group, Inc. (a)	23,000	2,040
		11,056
Road & Rail - 1.5%
Norfolk Southern Corp.	43,103	11,115
Old Dominion Freight Lines, Inc.	29,950	8,390
Uber Technologies, Inc. (a)	178,513	5,620
		25,125

TOTAL INDUSTRIALS		170,194

INFORMATION TECHNOLOGY - 33.6%
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	142,940	10,220
CDW Corp.	33,873	5,527
Keysight Technologies, Inc. (a)	33,502	4,699
Teledyne Technologies, Inc. (a)	19,897	8,587
Zebra Technologies Corp. Class A (a)	21,341	7,889
		36,922
IT Services - 6.4%
Accenture PLC Class A	80,908	24,302
Block, Inc. Class A (a)	9,292	925
EPAM Systems, Inc. (a)	8,100	2,146
Global Payments, Inc.	68,572	9,393
MasterCard, Inc. Class A	88,311	32,090
VeriSign, Inc. (a)	14,758	2,637
Visa, Inc. Class A	171,534	36,559
		108,052
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	31,000	2,651
Lam Research Corp.	36,767	17,125
NVIDIA Corp.	208,798	38,726
SiTime Corp. (a)	7,700	1,298
		59,800
Software - 14.9%
Adobe, Inc. (a)	52,459	20,771
ANSYS, Inc. (a)	28,800	7,940
Atlassian Corp. PLC (a)	14,341	3,224
Cadence Design Systems, Inc. (a)	75,047	11,321
Datadog, Inc. Class A (a)	3,218	389
Dynatrace, Inc. (a)	89,003	3,414
Fortinet, Inc. (a)	38,752	11,200
HubSpot, Inc. (a)	5,962	2,262
Intuit, Inc.	53,426	22,372
Microsoft Corp.	476,638	132,276
Paycom Software, Inc. (a)	10,696	3,011
Salesforce.com, Inc. (a)	95,794	16,854
ServiceNow, Inc. (a)	18,352	8,774
Synopsys, Inc. (a)	27,100	7,772
		251,580
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	700,707	110,466

TOTAL INFORMATION TECHNOLOGY		566,820

MATERIALS - 2.7%
Chemicals - 1.6%
CF Industries Holdings, Inc.	94,200	9,121
Sherwin-Williams Co.	50,883	13,991
Westlake Corp.	32,900	4,163
		27,275
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	19,000	6,730
Containers & Packaging - 0.2%
Crown Holdings, Inc.	30,900	3,400
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	218,000	8,840

TOTAL MATERIALS		46,245

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	62,500	15,064
SBA Communications Corp. Class A	23,000	7,984
		23,048
Real Estate Management & Development - 0.5%
CBRE Group, Inc.	103,100	8,561

TOTAL REAL ESTATE		31,609

UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	158,400	11,250
TOTAL COMMON STOCKS
(Cost $1,039,227)		1,675,283

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.32% (c)	15,856,979	15,860
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	6,415,658	6,416
TOTAL MONEY MARKET FUNDS
(Cost $22,276)		22,276
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,061,503)		1,697,559
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(13,016)
NET ASSETS - 100%		$1,684,543

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$872	$124,189	$109,201	$3	$--	$--	$15,860	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	1,673	78,965	74,222	2	--	--	6,416	0.0%
Total	$2,545	$203,154	$183,423	$5	$--	$--	$22,276

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$132,834	$132,834	$--	$--
Consumer Discretionary	203,203	203,203	--	--
Consumer Staples	65,025	65,025	--	--
Energy	89,233	89,233	--	--
Financials	106,244	106,244	--	--
Health Care	252,626	252,626	--	--
Industrials	170,194	170,194	--	--
Information Technology	566,820	566,820	--	--
Materials	46,245	46,245	--	--
Real Estate	31,609	31,609	--	--
Utilities	11,250	11,250	--	--
Money Market Funds	22,276	22,276	--	--
Total Investments in Securities:	$1,697,559	$1,697,559	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,931) — See accompanying schedule: Unaffiliated issuers (cost $1,039,227)	$1,675,283
Fidelity Central Funds (cost $22,276)	22,276
Total Investment in Securities (cost $1,061,503)		$1,697,559
Receivable for investments sold		5,832
Receivable for fund shares sold		531
Dividends receivable		441
Distributions receivable from Fidelity Central Funds		2
Prepaid expenses		1
Total assets		1,704,366
Liabilities
Payable for investments purchased	$11,760
Payable for fund shares redeemed	604
Accrued management fee	779
Other affiliated payables	231
Other payables and accrued expenses	33
Collateral on securities loaned	6,416
Total liabilities		19,823
Net Assets		$1,684,543
Net Assets consist of:
Paid in capital		$1,007,322
Total accumulated earnings (loss)		677,221
Net Assets		$1,684,543
Net Asset Value and Maximum Offering Price
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,606,891 ÷ 31,038.9 shares)		$51.77
Class K:
Net Asset Value, offering price and redemption price per share ($77,652 ÷ 1,500.2 shares)		$51.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$7,441
Income from Fidelity Central Funds (including $2 from security lending)		5
Total income		7,446
Expenses
Management fee
Basic fee	$5,242
Performance adjustment	937
Transfer agent fees	1,156
Accounting fees	303
Custodian fees and expenses	13
Independent trustees' fees and expenses	3
Registration fees	33
Audit	26
Legal	4
Miscellaneous	5
Total expenses before reductions	7,722
Expense reductions	(30)
Total expenses after reductions		7,692
Net investment income (loss)		(246)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,580
Total net realized gain (loss)		44,580
Change in net unrealized appreciation (depreciation) on investment securities		(457,290)
Net gain (loss)		(412,710)
Net increase (decrease) in net assets resulting from operations		$(412,956)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(246)	$(1,823)
Net realized gain (loss)	44,580	68,874
Change in net unrealized appreciation (depreciation)	(457,290)	615,412
Net increase (decrease) in net assets resulting from operations	(412,956)	682,463
Distributions to shareholders	(31,288)	(438)
Share transactions - net increase (decrease)	(74,919)	(42,002)
Total increase (decrease) in net assets	(519,163)	640,023
Net Assets
Beginning of period	2,203,706	1,563,683
End of period	$1,684,543	$2,203,706

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$65.18	$45.48	$37.51	$38.32	$38.96	$32.26
Income from Investment Operations
Net investment income (loss)A,B	(.01)	(.06)	.03	.32	.52	.47
Net realized and unrealized gain (loss)	(12.47)	19.77	8.16	3.53	.41	6.72
Total from investment operations	(12.48)	19.71	8.19	3.85	.93	7.19
Distributions from net investment income	–	(.01)	(.22)	(.53)	(.45)	(.49)
Distributions from net realized gain	(.93)	–	–	(4.13)	(1.12)	–
Total distributions	(.93)	(.01)	(.22)	(4.66)	(1.57)	(.49)
Net asset value, end of period	$51.77	$65.18	$45.48	$37.51	$38.32	$38.96
Total ReturnC,D	(19.39)%	43.35%	21.92%	12.01%	2.37%	22.51%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.78%G	.79%	.71%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.77%G	.78%	.71%	.51%	.53%	.54%
Expenses net of all reductions	.77%G	.78%	.71%	.51%	.53%	.54%
Net investment income (loss)	(.03)%G	(.10)%	.07%	.90%	1.32%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$1,607	$2,091	$1,469	$1,190	$1,182	$1,266
Portfolio turnover rateH	24%G	19%	35%	108%	181%	184%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$65.14	$45.42	$37.47	$38.29	$38.93	$32.23
Income from Investment Operations
Net investment income (loss)A,B	.02	(.01)	.06	.35	.56	.51
Net realized and unrealized gain (loss)	(12.47)	19.75	8.14	3.53	.41	6.71
Total from investment operations	(12.45)	19.74	8.20	3.88	.97	7.22
Distributions from net investment income	–	(.02)	(.25)	(.57)	(.49)	(.52)
Distributions from net realized gain	(.93)	–	–	(4.13)	(1.12)	–
Total distributions	(.93)	(.02)	(.25)	(4.70)	(1.61)	(.52)
Net asset value, end of period	$51.76	$65.14	$45.42	$37.47	$38.29	$38.93
Total ReturnC,D	(19.35)%	43.47%	21.99%	12.12%	2.48%	22.65%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.70%G	.70%	.62%	.42%	.43%	.44%
Expenses net of fee waivers, if any	.69%G	.70%	.62%	.42%	.43%	.44%
Expenses net of all reductions	.69%G	.70%	.62%	.42%	.43%	.44%
Net investment income (loss)	.05%G	(.01)%	.16%	.99%	1.41%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$78	$113	$95	$91	$99	$111
Portfolio turnover rateH	24%G	19%	35%	108%	181%	184%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio (a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$671,422
Gross unrealized depreciation	(36,439)
Net unrealized appreciation (depreciation)	$634,983
Tax cost	$1,062,576

The Fund elected to defer to its next fiscal year approximately $2,439 of ordinary losses recognized during the period January 1,2021 to October 31,2021.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disciplined Equity Fund	242,272	344,569

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity, except Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Disciplined Equity	$1,138.12
Class K	18.04
	$1,156

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Disciplined Equity Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Disciplined Equity Fund	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disciplined Equity Fund	16,683	21,501	1,188

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Disciplined Equity Fund	$2

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Disciplined Equity Fund	$–(a)	$–	$–

 (a) Amount represents less than five hundred dollars.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $30.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Disciplined Equity Fund
Distributions to shareholders
Disciplined Equity	$29,805	$396
Class K	1,483	42
Total	$31,288	$438

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Disciplined Equity Fund
Disciplined Equity
Shares sold	602	4,022	$36,056	$213,553
Reinvestment of distributions	441	7	27,553	367
Shares redeemed	(2,086)	(4,245)	(123,854)	(236,063)
Net increase (decrease)	(1,043)	(216)	$(60,245)	$(22,143)
Class K
Shares sold	86	171	$5,206	$9,204
Reinvestment of distributions	24	1	1,483	42
Shares redeemed	(338)	(533)	(21,363)	(29,105)
Net increase (decrease)	(228)	(361)	$(14,674)	$(19,859)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Disciplined Equity Fund
Disciplined Equity	.77%
Actual		$1,000.00	$806.10	$3.45
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class K	.69%
Actual		$1,000.00	$806.50	$3.09
Hypothetical-C		$1,000.00	$1,021.37	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FDE-SANN-0622
1.703636.124

Fidelity® Focused Stock Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Microsoft Corp.	6.2
UnitedHealth Group, Inc.	5.8
MasterCard, Inc. Class A	5.8
Visa, Inc. Class A	5.3
Apple, Inc.	5.2
Alphabet, Inc. Class A	5.1
Pioneer Natural Resources Co.	4.6
Cognizant Technology Solutions Corp. Class A	4.4
S&P Global, Inc.	4.1
Range Resources Corp.	3.1
49.6

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	33.3
Financials	12.7
Health Care	11.7
Energy	8.9
Consumer Staples	6.7
Communication Services	6.4
Consumer Discretionary	5.2
Materials	5.1
Industrials	4.0
Real Estate	2.5
Utilities	2.4

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments – 4.8%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 6.4%
Entertainment - 0.1%
Warner Music Group Corp. Class A	167,186	$4,977,127
Interactive Media & Services - 6.3%
Alphabet, Inc. Class A (a)	70,600	161,122,614
Meta Platforms, Inc. Class A (a)	195,000	39,091,650
		200,214,264

TOTAL COMMUNICATION SERVICES		205,191,391

CONSUMER DISCRETIONARY - 5.2%
Automobiles - 1.6%
Tesla, Inc. (a)	58,000	50,504,080
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	31,600	78,545,908
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	64,555	17,155,491
lululemon athletica, Inc. (a)	50,300	17,837,889
		34,993,380

TOTAL CONSUMER DISCRETIONARY		164,043,368

CONSUMER STAPLES - 6.7%
Beverages - 3.0%
The Coca-Cola Co.	1,460,000	94,330,600
Food & Staples Retailing - 1.8%
Walmart, Inc.	384,000	58,748,160
Personal Products - 1.9%
Estee Lauder Companies, Inc. Class A	230,000	60,733,800

TOTAL CONSUMER STAPLES		213,812,560

ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Pioneer Natural Resources Co.	631,000	146,688,570
PrairieSky Royalty Ltd. (b)	2,705,000	37,122,290
Range Resources Corp. (a)	3,362,000	100,658,280
		284,469,140
FINANCIALS - 12.7%
Capital Markets - 7.6%
Intercontinental Exchange, Inc.	443,000	51,303,830
Moody's Corp.	194,000	61,397,120
S&P Global, Inc.	343,294	129,250,191
		241,951,141
Consumer Finance - 2.2%
American Express Co.	408,000	71,281,680
Insurance - 2.9%
Progressive Corp.	164,000	17,607,040
The Travelers Companies, Inc.	441,000	75,437,460
		93,044,500

TOTAL FINANCIALS		406,277,321

HEALTH CARE - 11.7%
Health Care Providers & Services - 7.8%
Humana, Inc.	144,000	64,016,640
UnitedHealth Group, Inc.	362,000	184,095,100
		248,111,740
Pharmaceuticals - 3.9%
Eli Lilly & Co.	310,000	90,560,300
Royalty Pharma PLC	845,687	36,009,352
		126,569,652

TOTAL HEALTH CARE		374,681,392

INDUSTRIALS - 4.0%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	117,000	51,409,800
Machinery - 2.4%
Deere & Co.	205,000	77,397,750

TOTAL INDUSTRIALS		128,807,550

INFORMATION TECHNOLOGY - 33.3%
IT Services - 19.1%
Accenture PLC Class A	285,000	85,602,600
Block, Inc. Class A (a)	100,000	9,954,000
Cognizant Technology Solutions Corp. Class A	1,747,000	141,332,300
MasterCard, Inc. Class A	506,000	183,870,280
PayPal Holdings, Inc. (a)	203,000	17,849,790
Visa, Inc. Class A	800,000	170,504,000
		609,112,970
Semiconductors & Semiconductor Equipment - 1.2%
NVIDIA Corp.	217,000	40,246,990
Software - 7.8%
Microsoft Corp.	714,000	198,149,281
Oracle Corp.	696,000	51,086,400
		249,235,681
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	1,047,000	165,059,550

TOTAL INFORMATION TECHNOLOGY		1,063,655,191

MATERIALS - 5.1%
Containers & Packaging - 2.4%
Crown Holdings, Inc.	691,000	76,037,640
Metals & Mining - 2.7%
Freeport-McMoRan, Inc.	1,389,000	56,323,950
Wheaton Precious Metals Corp.	667,000	29,895,972
		86,219,922

TOTAL MATERIALS		162,257,562

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	127,000	30,609,540
Welltower, Inc.	554,000	50,308,740
		80,918,280
UTILITIES - 2.4%
Electric Utilities - 2.4%
Constellation Energy Corp.	1,272,000	75,315,120
TOTAL COMMON STOCKS
(Cost $2,721,718,411)		3,159,428,875

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.32% (c)	44,636,743	44,645,671
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	2,025,711	2,025,913
TOTAL MONEY MARKET FUNDS
(Cost $46,671,584)		46,671,584
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,768,389,995)		3,206,100,459
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(10,901,878)
NET ASSETS - 100%		$3,195,198,581

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$6,535,025	$1,104,010,451	$1,065,899,805	$27,369	$--	$--	$44,645,671	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	44,138,069	471,330,189	513,442,345	270,427	--	--	2,025,913	0.0%
Total	$50,673,094	$1,575,340,640	$1,579,342,150	$297,796	$--	$--	$46,671,584

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$205,191,391	$205,191,391	$--	$--
Consumer Discretionary	164,043,368	164,043,368	--	--
Consumer Staples	213,812,560	213,812,560	--	--
Energy	284,469,140	284,469,140	--	--
Financials	406,277,321	406,277,321	--	--
Health Care	374,681,392	374,681,392	--	--
Industrials	128,807,550	128,807,550	--	--
Information Technology	1,063,655,191	1,063,655,191	--	--
Materials	162,257,562	162,257,562	--	--
Real Estate	80,918,280	80,918,280	--	--
Utilities	75,315,120	75,315,120	--	--
Money Market Funds	46,671,584	46,671,584	--	--
Total Investments in Securities:	$3,206,100,459	$3,206,100,459	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,892,102) — See accompanying schedule: Unaffiliated issuers (cost $2,721,718,411)	$3,159,428,875
Fidelity Central Funds (cost $46,671,584)	46,671,584
Total Investment in Securities (cost $2,768,389,995)		$3,206,100,459
Foreign currency held at value (cost $246)		238
Receivable for investments sold		29,574,689
Receivable for fund shares sold		657,912
Dividends receivable		1,191,870
Distributions receivable from Fidelity Central Funds		9,004
Prepaid expenses		1,179
Other receivables		1,656
Total assets		3,237,537,007
Liabilities
Payable for investments purchased	$36,266,599
Payable for fund shares redeemed	1,848,391
Accrued management fee	1,659,316
Other affiliated payables	503,998
Other payables and accrued expenses	36,953
Collateral on securities loaned	2,023,169
Total liabilities		42,338,426
Net Assets		$3,195,198,581
Net Assets consist of:
Paid in capital		$2,272,015,124
Total accumulated earnings (loss)		923,183,457
Net Assets		$3,195,198,581
Net Asset Value, offering price and redemption price per share ($3,195,198,581 ÷ 112,064,981 shares)		$28.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$13,350,046
Interest		245
Income from Fidelity Central Funds (including $270,427 from security lending)		297,796
Total income		13,648,087
Expenses
Management fee
Basic fee	$9,575,029
Performance adjustment	2,380,355
Transfer agent fees	2,485,950
Accounting fees	509,703
Custodian fees and expenses	36,548
Independent trustees' fees and expenses	6,287
Registration fees	53,162
Audit	21,323
Legal	6,916
Miscellaneous	6,713
Total expenses before reductions	15,081,986
Expense reductions	(54,572)
Total expenses after reductions		15,027,414
Net investment income (loss)		(1,379,327)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	489,339,381
Foreign currency transactions	(22,466)
Total net realized gain (loss)		489,316,915
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,139,062,405)
Assets and liabilities in foreign currencies	(9,681)
Total change in net unrealized appreciation (depreciation)		(1,139,072,086)
Net gain (loss)		(649,755,171)
Net increase (decrease) in net assets resulting from operations		$(651,134,498)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,379,327)	$(10,310,440)
Net realized gain (loss)	489,316,915	539,785,834
Change in net unrealized appreciation (depreciation)	(1,139,072,086)	737,238,783
Net increase (decrease) in net assets resulting from operations	(651,134,498)	1,266,714,177
Distributions to shareholders	(473,470,909)	(368,627,790)
Share transactions
Proceeds from sales of shares	249,519,214	371,384,461
Reinvestment of distributions	444,595,520	349,597,290
Cost of shares redeemed	(326,960,541)	(856,975,720)
Net increase (decrease) in net assets resulting from share transactions	367,154,193	(135,993,969)
Total increase (decrease) in net assets	(757,451,214)	762,092,418
Net Assets
Beginning of period	3,952,649,795	3,190,557,377
End of period	$3,195,198,581	$3,952,649,795
Other Information
Shares
Sold	7,856,219	11,211,690
Issued in reinvestment of distributions	13,184,921	11,477,259
Redeemed	(10,083,324)	(26,001,483)
Net increase (decrease)	10,957,816	(3,312,534)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$39.09	$30.56	$25.42	$25.23	$23.48	$18.63
Income from Investment Operations
Net investment income (loss)A,B	(.01)	(.10)	.01	.03	.02	.13
Net realized and unrealized gain (loss)	(5.87)	12.18	6.45	3.23	3.17	4.92
Total from investment operations	(5.88)	12.08	6.46	3.26	3.19	5.05
Distributions from net investment income	–	(.01)	(.02)	(.03)	(.09)C	(.10)
Distributions from net realized gain	(4.70)	(3.54)	(1.30)	(3.04)	(1.35)C	(.10)
Total distributions	(4.70)	(3.55)	(1.32)	(3.07)	(1.44)	(.20)
Net asset value, end of period	$28.51	$39.09	$30.56	$25.42	$25.23	$23.48
Total ReturnD,E	(16.91)%	42.82%	26.56%	15.05%	14.30%	27.37%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.83%H	.86%	.88%	.89%	.82%	.57%
Expenses net of fee waivers, if any	.82%H	.86%	.88%	.89%	.82%	.57%
Expenses net of all reductions	.82%H	.86%	.87%	.89%	.81%	.57%
Net investment income (loss)	(.08)%H	(.29)%	.05%	.12%	.07%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$3,195,199	$3,952,650	$3,190,557	$2,953,108	$2,262,100	$1,717,779
Portfolio turnover rateI	167%H	107%	140%	152%	138%	121%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$549,760,873
Gross unrealized depreciation	(112,615,663)
Net unrealized appreciation (depreciation)	$437,145,210
Tax cost	$2,768,955,249

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused Stock Fund	3,006,874,735	3,139,677,021

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Focused Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Focused Stock Fund	$31,311

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Focused Stock Fund	269,948,456	400,700,161	78,859,238

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Focused Stock Fund	3,670

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Focused Stock Fund	$3,074

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Focused Stock Fund	$29,337	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $75.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $54,497.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Focused Stock Fund	.82%
Actual		$1,000.00	$830.90	$3.72
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TQG-SANN-0622
1.703563.124

Fidelity® Stock Selector Small Cap Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Antero Resources Corp.	2.0
Terreno Realty Corp.	1.4
ExlService Holdings, Inc.	1.4
Atkore, Inc.	1.4
Commercial Metals Co.	1.4
BJ's Wholesale Club Holdings, Inc.	1.3
HF Sinclair Corp.	1.2
ASGN, Inc.	1.1
Denbury, Inc.	1.1
Perficient, Inc.	1.1
13.4

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	16.2
Health Care	14.9
Financials	14.4
Information Technology	14.1
Consumer Discretionary	11.6
Energy	8.1
Materials	6.2
Real Estate	5.7
Consumer Staples	3.5
Communication Services	1.9
Utilities	1.6

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks and Equity Futures	98.4%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 11.1%

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	88.9%
Canada	3.1%
Bermuda	1.3%
United Kingdom	1.3%
British Virgin Islands	1.2%
Bailiwick of Jersey	1.0%
Ireland	0.9%
Cayman Islands	0.7%
Puerto Rico	0.5%
Other	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.9%
Interactive Media & Services - 0.6%
Ziff Davis, Inc. (a)	89,900	$7,944
ZipRecruiter, Inc. (a)	201,200	4,529
		12,473
Media - 1.3%
Nexstar Broadcasting Group, Inc. Class A	72,500	11,485
TechTarget, Inc. (a)	104,298	7,020
Thryv Holdings, Inc. (a)	272,500	7,039
		25,544

TOTAL COMMUNICATION SERVICES		38,017

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 1.4%
Adient PLC (a)	313,700	10,710
Fox Factory Holding Corp. (a)	53,800	4,405
LCI Industries	57,300	5,576
Patrick Industries, Inc.	123,600	7,694
		28,385
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A	584,900	6,627
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc. (a)	313,700	11,397
Churchill Downs, Inc.	76,000	15,423
Everi Holdings, Inc. (a)	277,300	4,814
Hilton Grand Vacations, Inc. (a)	167,600	7,849
Jack in the Box, Inc. (b)	75,500	6,248
Lindblad Expeditions Holdings (a)	150,700	2,307
Ruth's Hospitality Group, Inc.	340,500	7,140
		55,178
Household Durables - 1.4%
GoPro, Inc. Class A (a)	533,800	4,761
M.D.C. Holdings, Inc.	165,204	6,098
Skyline Champion Corp. (a)	241,500	12,326
Tempur Sealy International, Inc.	130,100	3,527
		26,712
Internet & Direct Marketing Retail - 0.2%
Vivid Seats, Inc. Class A (b)	304,500	3,005
Leisure Products - 0.6%
Acushnet Holdings Corp. (b)	133,700	5,447
Clarus Corp.	302,337	6,757
		12,204
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc. (b)	565,600	21,131
American Eagle Outfitters, Inc.	231,900	3,504
Dick's Sporting Goods, Inc. (b)	71,700	6,913
Murphy U.S.A., Inc.	86,750	20,265
Rent-A-Center, Inc.	179,300	4,325
		56,138
Textiles, Apparel & Luxury Goods - 2.1%
Capri Holdings Ltd. (a)	145,400	6,936
Crocs, Inc. (a)	213,200	14,163
Deckers Outdoor Corp. (a)	26,100	6,936
Kontoor Brands, Inc. (b)	320,500	12,733
		40,768

TOTAL CONSUMER DISCRETIONARY		229,017

CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Primo Water Corp.	654,800	9,586
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	403,600	25,972
Food Products - 1.4%
Darling Ingredients, Inc. (a)	72,500	5,321
Nomad Foods Ltd. (a)(b)	887,600	16,385
The Simply Good Foods Co. (a)	170,400	7,097
		28,803
Personal Products - 0.3%
BellRing Brands, Inc. (a)(b)	262,600	5,628

TOTAL CONSUMER STAPLES		69,989

ENERGY - 8.1%
Energy Equipment & Services - 1.1%
Liberty Oilfield Services, Inc. Class A (a)	1,010,178	16,304
TechnipFMC PLC (a)	901,400	6,238
		22,542
Oil, Gas & Consumable Fuels - 7.0%
Antero Resources Corp. (a)	1,125,100	39,610
Denbury, Inc. (a)	347,509	22,234
Enviva, Inc.	137,900	11,630
HF Sinclair Corp. (a)	605,400	23,017
Magnolia Oil & Gas Corp. Class A	560,000	13,014
Northern Oil & Gas, Inc. (b)	800,722	20,002
Viper Energy Partners LP	289,200	8,309
		137,816

TOTAL ENERGY		160,358

FINANCIALS - 14.4%
Banks - 8.5%
Ameris Bancorp	127,400	5,313
East West Bancorp, Inc.	117,400	8,371
First Bancorp, Puerto Rico	785,900	10,696
First Hawaiian, Inc.	275,800	6,512
Glacier Bancorp, Inc.	196,000	8,969
Hilltop Holdings, Inc. (b)	234,300	5,972
Independent Bank Group, Inc.	140,300	9,512
Meta Financial Group, Inc.	199,400	8,704
Metropolitan Bank Holding Corp. (a)	83,800	7,462
PacWest Bancorp	250,200	8,229
Pinnacle Financial Partners, Inc.	88,100	6,832
Preferred Bank, Los Angeles	131,400	8,820
ServisFirst Bancshares, Inc. (b)	102,900	8,265
Signature Bank	17,800	4,312
Synovus Financial Corp.	415,700	17,268
Trico Bancshares	285,517	10,721
United Community Bank, Inc. (b)	497,700	15,001
Webster Financial Corp.	165,064	8,252
Western Alliance Bancorp.	102,500	7,801
		167,012
Capital Markets - 2.0%
Focus Financial Partners, Inc. Class A (a)	142,500	5,622
Houlihan Lokey	77,300	6,438
Lazard Ltd. Class A	308,100	10,096
LPL Financial	67,500	12,681
TMX Group Ltd.	52,700	5,365
		40,202
Consumer Finance - 0.9%
FirstCash Holdings, Inc.	136,700	10,906
OneMain Holdings, Inc.	148,400	6,816
		17,722
Insurance - 1.2%
Assurant, Inc.	58,600	10,658
Primerica, Inc.	104,000	13,474
		24,132
Thrifts & Mortgage Finance - 1.8%
Essent Group Ltd.	374,400	15,174
Walker & Dunlop, Inc.	163,642	19,598
		34,772

TOTAL FINANCIALS		283,840

HEALTH CARE - 14.7%
Biotechnology - 6.9%
ADC Therapeutics SA (a)	103,581	1,219
Agios Pharmaceuticals, Inc. (a)	45,976	1,010
ALX Oncology Holdings, Inc. (a)	136,400	1,743
Arcutis Biotherapeutics, Inc. (a)	186,700	3,769
Argenx SE ADR (a)	25,131	7,221
Ascendis Pharma A/S sponsored ADR (a)	32,406	2,958
Aurinia Pharmaceuticals, Inc. (a)(b)	189,100	1,946
Blueprint Medicines Corp. (a)	172,600	10,071
Celldex Therapeutics, Inc. (a)	128,600	3,929
Century Therapeutics, Inc.	75,200	904
Cerevel Therapeutics Holdings (a)	219,300	6,421
ChemoCentryx, Inc. (a)	66,275	1,223
Cyteir Therapeutics, Inc.	247,900	558
Cytokinetics, Inc. (a)	258,300	10,298
Day One Biopharmaceuticals, Inc. (a)	85,392	728
Erasca, Inc.	470,800	3,427
Exelixis, Inc. (a)	319,100	7,129
Global Blood Therapeutics, Inc. (a)	241,196	7,405
Graphite Bio, Inc.	400,400	1,610
Imago BioSciences, Inc. (b)	194,100	3,174
Instil Bio, Inc. (a)(b)	468,725	3,314
Janux Therapeutics, Inc. (b)	266,500	2,622
Keros Therapeutics, Inc. (a)	126,300	6,695
Mirati Therapeutics, Inc. (a)	63,400	3,917
Monte Rosa Therapeutics, Inc.	95,400	1,040
Morphic Holding, Inc. (a)	104,138	3,156
Protagonist Therapeutics, Inc. (a)	93,994	854
PTC Therapeutics, Inc. (a)	135,900	4,801
Relay Therapeutics, Inc. (a)	263,500	6,279
Tango Therapeutics, Inc. (a)(b)	368,800	2,714
Tenaya Therapeutics, Inc. (a)	231,200	2,132
Tyra Biosciences, Inc. (b)	416,300	3,110
Vaxcyte, Inc. (a)	162,639	3,937
Vera Therapeutics, Inc. (a)	204,000	4,080
Verve Therapeutics, Inc. (b)	150,400	2,244
Xenon Pharmaceuticals, Inc. (a)	181,571	5,133
Zentalis Pharmaceuticals, Inc. (a)	121,300	3,217
		135,988
Health Care Equipment & Supplies - 1.8%
Envista Holdings Corp. (a)	320,600	12,702
Figs, Inc. Class A (a)(b)	587,000	9,192
Globus Medical, Inc. (a)	72,500	4,801
Integer Holdings Corp. (a)	121,427	9,128
		35,823
Health Care Providers & Services - 3.6%
Acadia Healthcare Co., Inc. (a)	187,200	12,707
agilon health, Inc. (a)	241,500	4,291
Molina Healthcare, Inc. (a)	42,710	13,387
Owens & Minor, Inc.	336,160	11,930
R1 RCM, Inc. (a)	380,200	8,562
Surgery Partners, Inc. (a)	200,700	10,268
Tenet Healthcare Corp. (a)	83,200	6,033
The Oncology Institute, Inc. (c)	373,842	2,938
		70,116
Health Care Technology - 1.0%
Evolent Health, Inc. (a)	315,640	8,686
Inspire Medical Systems, Inc. (a)	42,300	8,704
Omnicell, Inc. (a)	30,000	3,275
		20,665
Life Sciences Tools & Services - 0.4%
Olink Holding AB ADR (a)	231,373	3,350
Syneos Health, Inc. (a)	75,222	5,498
		8,848
Pharmaceuticals - 1.0%
Arvinas Holding Co. LLC (a)	135,400	7,443
DICE Therapeutics, Inc.	156,700	3,184
Fulcrum Therapeutics, Inc. (a)	253,100	2,435
Ikena Oncology, Inc. (a)	575,945	2,235
Theseus Pharmaceuticals, Inc.	229,000	1,871
Ventyx Biosciences, Inc.	136,200	1,979
		19,147

TOTAL HEALTH CARE		290,587

INDUSTRIALS - 16.2%
Aerospace & Defense - 0.4%
Kratos Defense & Security Solutions, Inc. (a)	173,900	2,638
Vectrus, Inc. (a)	120,500	4,350
		6,988
Building Products - 2.4%
Builders FirstSource, Inc. (a)	294,737	18,147
Jeld-Wen Holding, Inc. (a)	200,200	4,162
Masonite International Corp. (a)	110,800	8,589
Simpson Manufacturing Co. Ltd.	158,510	16,433
		47,331
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	101,500	8,347
The Brink's Co.	78,400	4,622
		12,969
Construction & Engineering - 2.7%
Comfort Systems U.S.A., Inc.	90,876	7,672
Construction Partners, Inc. Class A (a)(b)	327,200	8,445
Dycom Industries, Inc. (a)	86,600	7,353
EMCOR Group, Inc.	75,040	7,990
Granite Construction, Inc.	101,100	2,998
IES Holdings, Inc. (a)	295,215	8,650
NV5 Global, Inc. (a)	80,000	9,584
		52,692
Electrical Equipment - 1.7%
Atkore, Inc. (a)	291,670	28,029
Regal Rexnord Corp.	29,700	3,779
Thermon Group Holdings, Inc. (a)	157,855	2,368
		34,176
Machinery - 2.4%
Federal Signal Corp.	372,800	12,686
ITT, Inc.	86,020	6,040
Kadant, Inc.	36,000	6,660
Oshkosh Corp.	78,000	7,210
SPX Corp. (a)	360,200	15,092
		47,688
Professional Services - 3.3%
Alight, Inc. Class A (a)	889,200	7,638
ASGN, Inc. (a)	200,200	22,713
CACI International, Inc. Class A (a)	24,600	6,526
CRA International, Inc.	66,000	5,436
KBR, Inc.	181,500	8,935
TriNet Group, Inc. (a)	168,274	14,926
		66,174
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. (a)	236,800	14,120
Finning International, Inc.	119,300	3,356
GMS, Inc. (a)	162,600	7,797
Rush Enterprises, Inc. Class A	395,888	20,143
Univar Solutions, Inc. (a)	198,000	5,766
		51,182

TOTAL INDUSTRIALS		319,200

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.2%
Extreme Networks, Inc. (a)	448,400	4,305
Electronic Equipment & Components - 3.2%
Advanced Energy Industries, Inc.	224,500	17,179
Fabrinet (a)	139,940	13,741
FARO Technologies, Inc. (a)	118,050	4,048
Insight Enterprises, Inc. (a)	141,100	14,021
Napco Security Technologies, Inc.	251,200	4,396
TD SYNNEX Corp.	88,400	8,848
		62,233
IT Services - 4.1%
Cyxtera Technologies, Inc. Class A (a)	522,127	6,281
Endava PLC ADR (a)	49,200	4,950
ExlService Holdings, Inc. (a)	206,333	28,092
Perficient, Inc. (a)	222,500	22,119
WNS Holdings Ltd. sponsored ADR (a)	253,050	19,832
		81,274
Semiconductors & Semiconductor Equipment - 2.4%
FormFactor, Inc. (a)	180,800	6,890
MACOM Technology Solutions Holdings, Inc. (a)	86,500	4,407
Onto Innovation, Inc. (a)	122,450	8,711
Semtech Corp. (a)	118,250	7,048
SiTime Corp. (a)	73,600	12,407
Synaptics, Inc. (a)	59,200	8,788
		48,251
Software - 3.9%
Five9, Inc. (a)	41,900	4,613
Intapp, Inc.	166,608	4,155
Manhattan Associates, Inc. (a)	51,000	6,658
NCR Corp. (a)	137,200	4,806
Rapid7, Inc. (a)	174,100	16,630
SPS Commerce, Inc. (a)	54,700	6,544
Tenable Holdings, Inc. (a)	334,200	18,458
Workiva, Inc. (a)(b)	104,500	10,085
Zuora, Inc. (a)(b)	376,632	4,584
		76,533
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	154,369	4,895

TOTAL INFORMATION TECHNOLOGY		277,491

MATERIALS - 6.2%
Chemicals - 2.1%
Element Solutions, Inc.	490,200	10,108
Huntsman Corp.	499,300	16,911
Trinseo PLC	183,100	8,688
Tronox Holdings PLC	365,800	6,292
		41,999
Construction Materials - 0.7%
Eagle Materials, Inc.	118,900	14,663
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	549,400	7,406
Metals & Mining - 2.6%
Arconic Corp. (a)	180,800	4,549
Commercial Metals Co.	653,100	26,777
Constellium NV (a)	504,800	8,425
Warrior Metropolitan Coal, Inc.	163,090	5,556
Yamana Gold, Inc.	1,148,500	6,328
		51,635
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	115,500	7,452

TOTAL MATERIALS		123,155

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
EastGroup Properties, Inc.	62,900	11,794
Equity Commonwealth (a)	346,700	9,080
Essential Properties Realty Trust, Inc.	388,100	9,314
Lamar Advertising Co. Class A	77,500	8,557
LXP Industrial Trust (REIT)	1,253,100	15,726
Sunstone Hotel Investors, Inc. (a)	801,300	9,816
Terreno Realty Corp.	388,700	28,278
		92,565
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	408,300	7,309
Jones Lang LaSalle, Inc. (a)	59,400	12,993
		20,302

TOTAL REAL ESTATE		112,867

UTILITIES - 1.6%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	261,400	18,538
ONE Gas, Inc.	95,900	8,091
		26,629
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	167,600	5,117

TOTAL UTILITIES		31,746

TOTAL COMMON STOCKS
(Cost $1,689,076)		1,936,267

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Dianthus Therapeutics, Inc. Series A (c)(d)	422,467	1,836
ValenzaBio, Inc. Series A (a)(c)(d)	125,214	616
		2,452
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	186,831	1,773
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,980)		4,225
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.36% 5/5/22 to 6/2/22 (e)
(Cost $1,870)	1,870	1,870
	Shares	Value (000s)

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.32% (f)	36,045,230	$36,052
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	53,121,534	53,127
TOTAL MONEY MARKET FUNDS
(Cost $89,179)		89,179
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,784,105)		2,031,541
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(55,943)
NET ASSETS - 100%		$1,975,598

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	89	June 2022	$8,283	$(589)	$(589)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,163,000 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,066,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aristea Therapeutics, Inc. Series B	10/6/20 - 7/27/21	$1,030
Dianthus Therapeutics, Inc. Series A	4/6/22	$1,836
The Oncology Institute, Inc.	6/28/21	$3,738
ValenzaBio, Inc. Series A	3/25/21	$1,114

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$57,248	$459,189	$480,385	$23	$--	$--	$36,052	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	49,434	334,856	331,163	106	--	--	53,127	0.1%
Total	$106,682	$794,045	$811,548	$129	$--	$--	$89,179

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$38,017	$38,017	$--	$--
Consumer Discretionary	229,017	229,017	--	--
Consumer Staples	69,989	69,989	--	--
Energy	160,358	160,358	--	--
Financials	283,840	283,840	--	--
Health Care	294,812	290,587	--	4,225
Industrials	319,200	319,200	--	--
Information Technology	277,491	277,491	--	--
Materials	123,155	123,155	--	--
Real Estate	112,867	112,867	--	--
Utilities	31,746	31,746	--	--
U.S. Government and Government Agency Obligations	1,870	--	1,870	--
Money Market Funds	89,179	89,179	--	--
Total Investments in Securities:	$2,031,541	$2,025,446	$1,870	$4,225
Derivative Instruments:
Liabilities
Futures Contracts	$(589)	$(589)	$--	$--
Total Liabilities	$(589)	$(589)	$--	$--
Total Derivative Instruments:	$(589)	$(589)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(589)
Total Equity Risk	0	(589)
Total Value of Derivatives	$0	$(589)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,108) — See accompanying schedule: Unaffiliated issuers (cost $1,694,926)	$1,942,362
Fidelity Central Funds (cost $89,179)	89,179
Total Investment in Securities (cost $1,784,105)		$2,031,541
Receivable for investments sold		1,923
Receivable for fund shares sold		1,452
Dividends receivable		179
Distributions receivable from Fidelity Central Funds		27
Prepaid expenses		1
Total assets		2,035,123
Liabilities
Payable to custodian bank	$49
Payable for investments purchased	3,600
Payable for fund shares redeemed	762
Accrued management fee	1,264
Distribution and service plan fees payable	43
Payable for daily variation margin on futures contracts	320
Other affiliated payables	326
Other payables and accrued expenses	40
Collateral on securities loaned	53,121
Total liabilities		59,525
Net Assets		$1,975,598
Net Assets consist of:
Paid in capital		$1,709,093
Total accumulated earnings (loss)		266,505
Net Assets		$1,975,598
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,545 ÷ 3,605.06 shares)(a)		$27.61
Maximum offering price per share (100/94.25 of $27.61)		$29.29
Class M:
Net Asset Value and redemption price per share ($14,273 ÷ 540.26 shares)(a)		$26.42
Maximum offering price per share (100/96.50 of $26.42)		$27.38
Class C:
Net Asset Value and offering price per share ($16,092 ÷ 667.85 shares)(a)		$24.10
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,381,410 ÷ 48,387.05 shares)		$28.55
Class I:
Net Asset Value, offering price and redemption price per share ($278,720 ÷ 9,698.13 shares)		$28.74
Class Z:
Net Asset Value, offering price and redemption price per share ($185,558 ÷ 6,474.48 shares)		$28.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$7,577
Interest		1
Income from Fidelity Central Funds (including $106 from security lending)		129
Total income		7,707
Expenses
Management fee
Basic fee	$6,295
Performance adjustment	1,485
Transfer agent fees	1,652
Distribution and service plan fees	265
Accounting fees	330
Custodian fees and expenses	27
Independent trustees' fees and expenses	4
Registration fees	134
Audit	27
Legal	4
Miscellaneous	2
Total expenses before reductions	10,225
Expense reductions	(32)
Total expenses after reductions		10,193
Net investment income (loss)		(2,486)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,012
Foreign currency transactions	(2)
Futures contracts	(2,900)
Total net realized gain (loss)		29,110
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(414,691)
Unfunded commitments	374
Futures contracts	(1,532)
Total change in net unrealized appreciation (depreciation)		(415,849)
Net gain (loss)		(386,739)
Net increase (decrease) in net assets resulting from operations		$(389,225)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,486)	$(3,430)
Net realized gain (loss)	29,110	255,965
Change in net unrealized appreciation (depreciation)	(415,849)	464,504
Net increase (decrease) in net assets resulting from operations	(389,225)	717,039
Distributions to shareholders	(226,161)	(21,097)
Share transactions - net increase (decrease)	317,799	417,871
Total increase (decrease) in net assets	(297,587)	1,113,813
Net Assets
Beginning of period	2,273,185	1,159,372
End of period	$1,975,598	$2,273,185

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$36.93	$24.09	$23.82	$25.94	$28.16	$23.48
Income from Investment Operations
Net investment income (loss)A,B	(.08)	(.15)	(.07)	.01	.04C	–D
Net realized and unrealized gain (loss)	(5.61)	13.42	.83	2.30	.43	5.05
Total from investment operations	(5.69)	13.27	.76	2.31	.47	5.05
Distributions from net investment income	–	–	(.02)	(.01)	(.03)	(.07)
Distributions from net realized gain	(3.63)	(.43)	(.47)	(4.42)	(2.65)	(.30)
Total distributions	(3.63)	(.43)	(.49)	(4.43)	(2.69)E	(.37)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$27.61	$36.93	$24.09	$23.82	$25.94	$28.16
Total ReturnF,G,H	(16.64)%	55.62%	3.15%	11.55%	1.73%	21.62%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.20%K	1.19%	1.32%	1.04%	.97%	1.05%
Expenses net of fee waivers, if any	1.20%K	1.19%	1.32%	1.04%	.97%	1.04%
Expenses net of all reductions	1.20%K	1.19%	1.31%	1.04%	.95%	1.04%
Net investment income (loss)	(.49)%K	(.45)%	(.29)%	.06%	.14%C	.02%
Supplemental Data
Net assets, end of period (in millions)	$100	$108	$52	$37	$23	$14
Portfolio turnover rateL	50%K	59%	70%	56%M	68%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$35.46	$23.20	$23.00	$25.21	$27.49	$22.95
Income from Investment Operations
Net investment income (loss)A,B	(.12)	(.23)	(.13)	(.05)	(.06)C	(.08)
Net realized and unrealized gain (loss)	(5.37)	12.92	.80	2.21	.43	4.92
Total from investment operations	(5.49)	12.69	.67	2.16	.37	4.84
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(3.55)	(.43)	(.46)D	(4.37)	(2.65)	(.30)
Total distributions	(3.55)	(.43)	(.46)	(4.37)	(2.65)	(.30)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$26.42	$35.46	$23.20	$23.00	$25.21	$27.49
Total ReturnF,G,H	(16.75)%	55.24%	2.83%	11.20%	1.40%	21.20%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.46%K	1.46%	1.61%	1.35%	1.33%	1.39%
Expenses net of fee waivers, if any	1.46%K	1.45%	1.60%	1.35%	1.33%	1.39%
Expenses net of all reductions	1.46%K	1.45%	1.60%	1.35%	1.32%	1.39%
Net investment income (loss)	(.76)%K	(.71)%	(.58)%	(.24)%	(.22)%C	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$14	$17	$8	$7	$5	$3
Portfolio turnover rateL	50%K	59%	70%	56%M	68%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32) %.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.61	$21.48	$21.43	$23.79	$26.20	$21.99
Income from Investment Operations
Net investment income (loss)A,B	(.18)	(.36)	(.23)	(.16)	(.17)C	(.20)
Net realized and unrealized gain (loss)	(4.91)	11.92	.75	2.06	.41	4.71
Total from investment operations	(5.09)	11.56	.52	1.90	.24	4.51
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(3.42)	(.43)	(.46)D	(4.26)	(2.65)	(.30)
Total distributions	(3.42)	(.43)	(.46)	(4.26)	(2.65)	(.30)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$24.10	$32.61	$21.48	$21.43	$23.79	$26.20
Total ReturnF,G,H	(16.95)%	54.40%	2.33%	10.64%	.94%	20.62%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.98%K	1.98%	2.13%	1.86%	1.79%	1.87%
Expenses net of fee waivers, if any	1.98%K	1.97%	2.13%	1.86%	1.79%	1.87%
Expenses net of all reductions	1.98%K	1.97%	2.12%	1.86%	1.78%	1.86%
Net investment income (loss)	(1.27)%K	(1.23)%	(1.10)%	(.76)%	(.68)%C	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$16	$19	$8	$8	$6	$5
Portfolio turnover rateL	50%K	59%	70%	56%M	68%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.78) %.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$38.11	$24.77	$24.47	$26.50	$28.71	$23.91
Income from Investment Operations
Net investment income (loss)A,B	(.03)	(.05)	–C	.08	.12D	.08
Net realized and unrealized gain (loss)	(5.80)	13.82	.84	2.36	.43	5.15
Total from investment operations	(5.83)	13.77	.84	2.44	.55	5.23
Distributions from net investment income	(.06)	–	(.07)	(.06)	(.11)	(.12)
Distributions from net realized gain	(3.67)	(.43)	(.47)	(4.42)	(2.65)	(.30)
Total distributions	(3.73)	(.43)	(.54)	(4.47)E	(2.76)	(.43)E
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$28.55	$38.11	$24.77	$24.47	$26.50	$28.71
Total ReturnF,G	(16.52)%	56.11%	3.42%	11.90%	2.04%	22.00%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.91%J	.90%	1.02%	.75%	.68%	.75%
Expenses net of fee waivers, if any	.91%J	.90%	1.02%	.75%	.68%	.75%
Expenses net of all reductions	.91%J	.90%	1.01%	.75%	.67%	.74%
Net investment income (loss)	(.21)%J	(.16)%	- %K	.36%	.43%D	.31%
Supplemental Data
Net assets, end of period (in millions)	$1,381	$1,654	$960	$938	$1,035	$1,511
Portfolio turnover rateL	50%J	59%	70%	56%M	68%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .33%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$38.34	$24.93	$24.54	$26.57	$28.78	$23.97
Income from Investment Operations
Net investment income (loss)A,B	(.04)	(.06)	–C	.08	.12D	.08
Net realized and unrealized gain (loss)	(5.83)	13.90	.86	2.37	.43	5.15
Total from investment operations	(5.87)	13.84	.86	2.45	.55	5.23
Distributions from net investment income	(.06)	–	–C	(.06)	(.11)	(.12)
Distributions from net realized gain	(3.67)	(.43)	(.47)	(4.42)	(2.65)	(.30)
Total distributions	(3.73)	(.43)	(.47)	(4.48)E	(2.76)	(.42)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$28.74	$38.34	$24.93	$24.54	$26.57	$28.78
Total ReturnF,G	(16.52)%	56.03%	3.49%	11.87%	2.02%	21.97%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.93%J	.92%	1.01%	.76%	.69%	.75%
Expenses net of fee waivers, if any	.93%J	.91%	1.00%	.76%	.69%	.75%
Expenses net of all reductions	.93%J	.91%	1.00%	.75%	.68%	.75%
Net investment income (loss)	(.23)%J	(.17)%	.02%	.35%	.42%D	.31%
Supplemental Data
Net assets, end of period (in millions)	$279	$308	$79	$9	$40	$43
Portfolio turnover rateK	50%J	59%	70%	56%E	68%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .31%.

 E Portfolio turnover rate excludes securities received or delivered in-kind.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$38.27	$24.85	$24.55	$26.59	$28.81	$26.36
Income from Investment Operations
Net investment income (loss)B,C	(.02)	(.02)	.03	.12	.16D	.07
Net realized and unrealized gain (loss)	(5.82)	13.87	.86	2.36	.43	2.38
Total from investment operations	(5.84)	13.85	.89	2.48	.59	2.45
Distributions from net investment income	(.11)	–	(.12)	(.10)	(.16)	–
Distributions from net realized gain	(3.67)	(.43)	(.47)	(4.42)	(2.65)	–
Total distributions	(3.77)E	(.43)	(.59)	(4.52)	(2.81)	–
Redemption fees added to paid in capitalB	–	–	–	–	–F	–F
Net asset value, end of period	$28.66	$38.27	$24.85	$24.55	$26.59	$28.81
Total ReturnG,H	(16.47)%	56.26%	3.58%	12.05%	2.17%	9.29%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	.80%K	.79%	.89%	.61%	.55%	.62%K
Expenses net of fee waivers, if any	.80%K	.79%	.88%	.61%	.55%	.61%K
Expenses net of all reductions	.80%K	.79%	.88%	.61%	.54%	.61%K
Net investment income (loss)	(.09)%K	(.04)%	.14%	.49%	.56%D	.34%K
Supplemental Data
Net assets, end of period (in millions)	$186	$167	$53	$30	$6	$1
Portfolio turnover rateL	50%K	59%	70%	56%M	68%	62%

 A For the period February 1, 2017 (commencement of sale of shares) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency contracts, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$439,055
Gross unrealized depreciation	(195,706)
Net unrealized appreciation (depreciation)	$243,349
Tax cost	$1,787,603

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Small Cap Fund	634,615	529,610

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$135	$10
Class M	.25%	.25%	40	–(a)
Class C	.75%	.25%	90	35
			$265	$45

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36
Class M	3
Class C(a)	–(b)
$39

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five-hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$102.19
Class M	16.20
Class C	20.22
Stock Selector Small Cap	1,208.15
Class I	270.18
Class Z	36.04
	$1,652

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Stock Selector Small Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Stock Selector Small Cap Fund	$23

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Small Cap Fund	44,343	30,986	966

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Stock Selector Small Cap Fund	$2

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Stock Selector Small Cap Fund	$11	$–(a)	$101

 (a) In the amount of less than five-hundred dollars.

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Stock Selector Small Cap Fund
Distributions to shareholders
Class A	$10,910	$931
Class M	1,718	148
Class C	2,017	166
Stock Selector Small Cap	163,524	16,978
Class I	30,970	1,721
Class Z	17,022	1,153
Total	$226,161	$21,097

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Stock Selector Small Cap Fund
Class A
Shares sold	730	1,228	$23,299	$40,693
Reinvestment of distributions	335	31	10,563	885
Shares redeemed	(375)	(483)	(11,672)	(16,024)
Net increase (decrease)	690	776	$22,190	$25,554
Class M
Shares sold	59	183	$1,860	$5,810
Reinvestment of distributions	57	5	1,718	148
Shares redeemed	(56)	(54)	(1,714)	(1,685)
Net increase (decrease)	60	134	$1,864	$4,273
Class C
Shares sold	106	320	$2,956	$9,363
Reinvestment of distributions	73	7	2,015	166
Shares redeemed	(91)	(102)	(2,489)	(3,021)
Net increase (decrease)	88	225	$2,482	$6,508
Stock Selector Small Cap
Shares sold	5,454	13,890	$181,033	$464,016
Reinvestment of distributions	4,730	557	154,140	16,281
Shares redeemed	(5,210)	(9,792)	(168,328)	(333,526)
Net increase (decrease)	4,974	4,655	$166,845	$146,771
Class I
Shares sold	3,464	6,912	$113,461	$230,376
Reinvestment of distributions	921	56	30,204	1,648
Shares redeemed	(2,717)	(2,098)	(87,791)	(70,410)
Net increase (decrease)	1,668	4,870	$55,874	$161,614
Class Z
Shares sold	2,519	2,962	$81,455	$99,043
Reinvestment of distributions	462	37	15,122	1,098
Shares redeemed	(881)	(770)	(28,033)	(26,990)
Net increase (decrease)	2,100	2,229	$68,544	$73,151

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Stock Selector Small Cap Fund
Class A	1.20%
Actual		$1,000.00	$833.60	$5.46
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class M	1.46%
Actual		$1,000.00	$832.50	$6.63
Hypothetical-C		$1,000.00	$1,017.55	$7.30
Class C	1.98%
Actual		$1,000.00	$830.50	$8.99
Hypothetical-C		$1,000.00	$1,014.98	$9.89
Stock Selector Small Cap	.91%
Actual		$1,000.00	$834.80	$4.14
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Class I	.93%
Actual		$1,000.00	$834.80	$4.23
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class Z	.80%
Actual		$1,000.00	$835.30	$3.64
Hypothetical-C		$1,000.00	$1,020.83	$4.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts [and Management Fees]

Board Approval of Investment Advisory Contracts [and Management Fees]

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SCS-SANN-0622
1.538515.124

Fidelity Flex® Funds

Fidelity Flex® Small Cap Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Antero Resources Corp.	1.9
U.S. Foods Holding Corp.	1.6
Assurant, Inc.	1.6
CACI International, Inc. Class A	1.5
Beacon Roofing Supply, Inc.	1.4
Concentrix Corp.	1.4
Jones Lang LaSalle, Inc.	1.3
TD SYNNEX Corp.	1.3
KBR, Inc.	1.3
Valvoline, Inc.	1.2
14.5

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	18.5
Financials	15.9
Health Care	13.9
Information Technology	13.0
Consumer Discretionary	9.1
Materials	5.8
Energy	5.4
Real Estate	4.7
Consumer Staples	3.8
Communication Services	3.1
Utilities	2.1

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks and Equity Futures	95.6%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 11.3%

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	88.7%
United Kingdom	2.5%
Bermuda	2.1%
Canada	2.0%
Ireland	1.2%
Netherlands	0.8%
Germany	0.6%
Israel	0.6%
Cayman Islands	0.5%
Other	1.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.1%
IDT Corp. Class B (a)	937	$24,812
Interactive Media & Services - 0.9%
Bumble, Inc. (a)	3,336	80,031
CarGurus, Inc. Class A (a)	2,798	91,439
ZipRecruiter, Inc. (a)	4,719	106,225
		277,695
Media - 1.7%
Cogeco Communications, Inc.	549	45,086
Nexstar Broadcasting Group, Inc. Class A	1,867	295,770
TechTarget, Inc. (a)	2,629	176,958
		517,814
Wireless Telecommunication Services - 0.4%
Gogo, Inc. (a)	6,251	115,081

TOTAL COMMUNICATION SERVICES		935,402

CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.4%
Adient PLC (a)	2,044	69,782
Gentherm, Inc. (a)	982	66,206
		135,988
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	280	24,212
Rover Group, Inc. Class A (a)	3,057	19,351
		43,563
Hotels, Restaurants & Leisure - 3.0%
Brinker International, Inc. (a)	4,582	166,464
Churchill Downs, Inc.	1,626	329,980
Dutch Bros, Inc.	1,225	58,518
Everi Holdings, Inc. (a)	2,067	35,883
Hilton Grand Vacations, Inc. (a)	2,346	109,863
Lindblad Expeditions Holdings (a)	10,181	155,871
Planet Fitness, Inc. (a)	371	29,691
		886,270
Household Durables - 1.8%
GoPro, Inc. Class A (a)	5,067	45,198
Helen of Troy Ltd. (a)	134	28,744
KB Home	2,750	89,183
Lovesac (a)	2,155	94,475
Tempur Sealy International, Inc.	8,318	225,501
Traeger, Inc. (a)	8,729	52,287
		535,388
Internet & Direct Marketing Retail - 0.3%
BARK, Inc. (a)	6,265	19,359
BARK, Inc. (b)	3,200	9,888
BARK, Inc. warrants 8/29/25 (a)	658	296
Porch Group, Inc. Class A (a)	8,978	33,219
thredUP, Inc. (a)	3,382	22,287
		85,049
Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	4,123	62,299
Dick's Sporting Goods, Inc.	617	59,491
Fanatics, Inc. Class A (b)(c)	849	57,596
Five Below, Inc. (a)	451	70,852
Floor & Decor Holdings, Inc. Class A (a)	954	76,053
Lithia Motors, Inc. Class A (sub. vtg.)	367	103,909
Rent-A-Center, Inc.	6,117	147,542
Williams-Sonoma, Inc.	1,573	205,245
		782,987
Textiles, Apparel & Luxury Goods - 0.9%
Algolia, Inc. (b)(c)	131	3,831
Crocs, Inc. (a)	2,434	161,691
Kontoor Brands, Inc.	2,400	95,352
		260,874

TOTAL CONSUMER DISCRETIONARY		2,730,119

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 3.0%
BJ's Wholesale Club Holdings, Inc. (a)	3,107	199,935
Grocery Outlet Holding Corp. (a)	1,745	58,754
Performance Food Group Co. (a)	3,020	148,735
U.S. Foods Holding Corp. (a)	13,065	491,505
		898,929
Food Products - 0.7%
Lamb Weston Holdings, Inc.	3,069	202,861
The Real Good Food Co., Inc. Class A	802	5,685
		208,546
Personal Products - 0.1%
The Beauty Health Co. (a)	2,669	34,964

TOTAL CONSUMER STAPLES		1,142,439

ENERGY - 5.4%
Energy Equipment & Services - 0.9%
TechnipFMC PLC (a)	37,118	256,857
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (a)	16,495	580,619
Brigham Minerals, Inc. Class A	11,438	283,434
Civitas Resources, Inc.	595	34,879
Denbury, Inc. (a)	728	46,577
Enviva, Inc.	1,352	114,028
Genesis Energy LP	7,558	82,987
HF Sinclair Corp. (a)	997	37,906
Northern Oil & Gas, Inc.	1,378	34,422
PDC Energy, Inc.	428	29,849
Range Resources Corp. (a)	3,366	100,778
		1,345,479

TOTAL ENERGY		1,602,336

FINANCIALS - 15.9%
Banks - 7.0%
BOK Financial Corp.	1,556	129,039
Comerica, Inc.	2,563	209,910
Cullen/Frost Bankers, Inc.	730	96,572
East West Bancorp, Inc.	286	20,392
Eastern Bankshares, Inc.	17,807	341,182
First Foundation, Inc.	5,223	116,055
Glacier Bancorp, Inc.	595	27,227
Independent Bank Group, Inc.	3,340	226,452
Metropolitan Bank Holding Corp. (a)	156	13,892
PacWest Bancorp	1,096	36,047
Pinnacle Financial Partners, Inc.	470	36,449
Signature Bank	113	27,374
Silvergate Capital Corp. (a)	245	28,655
Starling Bank Ltd. Series D (a)(b)(c)	7,034	20,856
Synovus Financial Corp.	4,492	186,598
The Bank of NT Butterfield & Son Ltd.	3,841	123,027
Trico Bancshares	3,814	143,216
Webster Financial Corp.	4,832	241,552
Western Alliance Bancorp.	953	72,533
		2,097,028
Capital Markets - 1.5%
AllianceBernstein Holding LP	4,168	165,928
Impax Asset Management Group PLC	1,825	19,737
Lazard Ltd. Class A	2,764	90,576
LPL Financial	348	65,379
Morningstar, Inc.	115	29,121
Perella Weinberg Partners (b)	3,238	24,965
StepStone Group, Inc. Class A	1,692	43,349
StoneX Group, Inc. (a)	301	20,402
		459,457
Consumer Finance - 2.0%
Encore Capital Group, Inc. (a)	5,540	320,267
FirstCash Holdings, Inc.	3,590	286,410
		606,677
Diversified Financial Services - 0.5%
ECN Capital Corp.	28,855	130,725
Insurance - 4.7%
American Financial Group, Inc.	577	79,903
Assurant, Inc.	2,640	480,163
Axis Capital Holdings Ltd.	569	32,621
BRP Group, Inc. (a)	1,230	28,438
Enstar Group Ltd. (a)	810	190,958
First American Financial Corp.	2,482	144,725
Old Republic International Corp.	12,874	283,357
Primerica, Inc.	680	88,101
Reinsurance Group of America, Inc.	750	80,490
		1,408,756
Thrifts & Mortgage Finance - 0.2%
Walker & Dunlop, Inc.	557	66,706

TOTAL FINANCIALS		4,769,349

HEALTH CARE - 13.8%
Biotechnology - 4.2%
4D Molecular Therapeutics, Inc. (a)	934	11,124
ADC Therapeutics SA (a)	304	3,578
ALX Oncology Holdings, Inc. (a)	3,497	44,692
Annexon, Inc. (a)	129	329
Argenx SE ADR (a)	261	74,991
Ascendis Pharma A/S sponsored ADR (a)	260	23,730
Aurinia Pharmaceuticals, Inc. (a)	4,195	43,167
Bicycle Therapeutics PLC ADR (a)	486	11,411
Blueprint Medicines Corp. (a)	1,803	105,205
Celldex Therapeutics, Inc. (a)	1,399	42,739
Century Therapeutics, Inc.	1,226	14,737
Cyteir Therapeutics, Inc.	4,555	10,249
Cytokinetics, Inc. (a)	1,994	79,501
Erasca, Inc.	4,769	34,718
Exelixis, Inc. (a)	3,677	82,144
Global Blood Therapeutics, Inc. (a)	2,696	82,767
Graphite Bio, Inc.	1,541	6,195
Halozyme Therapeutics, Inc. (a)	993	39,621
Imago BioSciences, Inc.	2,686	43,916
Immunocore Holdings PLC ADR (a)	906	29,545
Instil Bio, Inc. (a)	7,544	53,336
Janux Therapeutics, Inc.	1,222	12,024
Keros Therapeutics, Inc. (a)	1,049	55,607
Monte Rosa Therapeutics, Inc.	573	6,246
Morphic Holding, Inc. (a)	582	17,640
Nuvalent, Inc. (d)	643	6,616
Prelude Therapeutics, Inc. (a)	2,026	9,299
PTC Therapeutics, Inc. (a)	1,207	42,643
Relay Therapeutics, Inc. (a)	1,906	45,420
Repare Therapeutics, Inc. (a)	1,524	16,764
Tango Therapeutics, Inc. (a)	1,574	11,585
Tenaya Therapeutics, Inc. (a)	2,290	21,114
TG Therapeutics, Inc. (a)	4,874	33,826
Tyra Biosciences, Inc.	1,973	14,738
United Therapeutics Corp. (a)	222	39,418
Vericel Corp. (a)	839	23,912
Verve Therapeutics, Inc.	1,388	20,709
Xenon Pharmaceuticals, Inc. (a)	982	27,761
		1,243,017
Health Care Equipment & Supplies - 2.6%
Envista Holdings Corp. (a)	4,782	189,463
Figs, Inc. Class A (a)	13,276	207,902
Globus Medical, Inc. (a)	715	47,347
Insulet Corp. (a)	494	118,061
Integer Holdings Corp. (a)	904	67,954
Lantheus Holdings, Inc. (a)	578	38,385
LivaNova PLC (a)	750	57,495
NeuroPace, Inc. (a)	3,279	26,363
TransMedics Group, Inc. (a)	1,310	27,458
		780,428
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc. (a)	1,883	127,818
agilon health, Inc. (a)	4,635	82,364
Molina Healthcare, Inc. (a)	446	139,799
Option Care Health, Inc. (a)	3,964	118,444
Owens & Minor, Inc.	8,171	289,989
Premier, Inc.	4,267	154,508
R1 RCM, Inc. (a)	4,704	105,934
Surgery Partners, Inc. (a)	2,421	123,858
Tenet Healthcare Corp. (a)	1,224	88,752
The Ensign Group, Inc.	324	26,027
The Joint Corp. (a)	307	9,370
		1,266,863
Health Care Technology - 1.0%
Doximity, Inc.	713	28,427
Evolent Health, Inc. (a)	3,084	84,872
Inspire Medical Systems, Inc. (a)	583	119,958
OptimizeRx Corp. (a)	525	14,758
Phreesia, Inc. (a)	977	22,354
Schrodinger, Inc. (a)	626	15,475
		285,844
Life Sciences Tools & Services - 0.4%
Absci Corp.	2,361	13,954
Olink Holding AB ADR (a)	1,809	26,194
Syneos Health, Inc. (a)	1,015	74,186
		114,334
Pharmaceuticals - 1.4%
Arvinas Holding Co. LLC (a)	1,060	58,268
DICE Therapeutics, Inc.	1,439	29,240
Edgewise Therapeutics, Inc. (a)	2,247	17,931
Ikena Oncology, Inc. (a)	2,143	8,315
Jazz Pharmaceuticals PLC (a)	793	127,054
NGM Biopharmaceuticals, Inc. (a)	978	12,205
Pharvaris BV (a)	1,339	22,763
Prestige Brands Holdings, Inc. (a)	2,795	152,775
		428,551

TOTAL HEALTH CARE		4,119,037

INDUSTRIALS - 18.3%
Aerospace & Defense - 1.7%
AeroVironment, Inc. (a)	382	30,682
BWX Technologies, Inc.	1,127	58,514
Curtiss-Wright Corp.	2,238	319,833
Dassault Aviation SA	274	45,979
Maxar Technologies, Inc.	651	20,969
Triumph Group, Inc. (a)	1,846	41,609
		517,586
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,658	51,895
Hub Group, Inc. Class A (a)	474	31,834
		83,729
Building Products - 1.8%
Builders FirstSource, Inc. (a)	4,162	256,254
Hayward Holdings, Inc. (a)	5,350	85,065
Jeld-Wen Holding, Inc. (a)	3,533	73,451
The AZEK Co., Inc. (a)	2,502	53,142
UFP Industries, Inc.	910	70,407
		538,319
Commercial Services & Supplies - 0.6%
Driven Brands Holdings, Inc. (a)	2,159	60,215
HNI Corp.	1,113	39,667
KAR Auction Services, Inc. (a)	6,358	93,208
		193,090
Construction & Engineering - 1.5%
Arcosa, Inc.	2,440	130,613
NV5 Global, Inc. (a)	297	35,581
Valmont Industries, Inc.	238	59,217
Willscot Mobile Mini Holdings (a)	6,254	219,515
		444,926
Electrical Equipment - 1.3%
Acuity Brands, Inc.	346	59,678
Array Technologies, Inc. (a)	5,356	34,975
Atkore, Inc. (a)	1,335	128,294
nVent Electric PLC	2,233	75,431
Regal Rexnord Corp.	698	88,814
		387,192
Machinery - 3.1%
Chart Industries, Inc. (a)	189	31,907
Crane Co.	2,951	283,975
EnPro Industries, Inc.	1,904	177,472
ITT, Inc.	4,259	299,067
Luxfer Holdings PLC sponsored	3,676	59,331
Mueller Industries, Inc.	1,197	64,818
		916,570
Marine - 0.2%
Kirby Corp. (a)	848	55,290
Professional Services - 4.9%
Alight, Inc. Class A (a)	6,335	54,418
ASGN, Inc. (a)	2,538	287,936
CACI International, Inc. Class A (a)	1,697	450,214
First Advantage Corp.	6,616	114,854
FTI Consulting, Inc. (a)	283	44,632
KBR, Inc.	7,714	379,760
Korn Ferry	498	30,597
TriNet Group, Inc. (a)	1,168	103,602
		1,466,013
Trading Companies & Distributors - 2.9%
Applied Industrial Technologies, Inc.	1,045	109,401
Beacon Roofing Supply, Inc. (a)	6,930	413,236
Custom Truck One Source, Inc. Class A (a)	5,023	33,001
Univar Solutions, Inc. (a)	10,488	305,411
		861,049

TOTAL INDUSTRIALS		5,463,764

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.7%
Lumentum Holdings, Inc. (a)	2,505	203,431
Electronic Equipment & Components - 3.1%
Fabrinet (a)	1,363	133,833
Insight Enterprises, Inc. (a)	3,089	306,954
TD SYNNEX Corp.	3,916	391,952
TTM Technologies, Inc. (a)	4,311	60,138
Vontier Corp.	1,536	39,352
		932,229
IT Services - 3.2%
Concentrix Corp.	2,596	408,818
Cyxtera Technologies, Inc. Class A (a)	14,395	173,172
Digitalocean Holdings, Inc. (a)	847	33,397
ExlService Holdings, Inc. (a)	652	88,770
Flywire Corp. (a)	720	21,967
Genpact Ltd.	3,535	142,354
Verra Mobility Corp. (a)	5,450	76,464
		944,942
Semiconductors & Semiconductor Equipment - 1.4%
Cirrus Logic, Inc. (a)	717	54,349
eMemory Technology, Inc.	1,268	53,320
MACOM Technology Solutions Holdings, Inc. (a)	1,417	72,196
Nova Ltd. (a)	888	87,566
SiTime Corp. (a)	916	154,410
		421,841
Software - 3.6%
Alkami Technology, Inc. (a)	2,511	32,894
Braze, Inc.	711	28,575
CCC Intelligent Solutions Holdings, Inc. (b)	500	4,615
Confluent, Inc.	771	24,086
CyberArk Software Ltd. (a)	460	72,284
DoubleVerify Holdings, Inc. (a)	3,232	70,296
Dynatrace, Inc. (a)	2,607	100,005
Elastic NV (a)	1,209	92,053
Five9, Inc. (a)	269	29,617
GitLab, Inc.	414	19,843
KnowBe4, Inc. (a)	5,030	119,714
Rapid7, Inc. (a)	588	56,166
Sprout Social, Inc. (a)	1,949	119,435
TECSYS, Inc.	1,990	40,430
Tenable Holdings, Inc. (a)	4,450	245,774
WalkMe Ltd.	1,937	30,740
		1,086,527
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. (a)	6,383	202,405

TOTAL INFORMATION TECHNOLOGY		3,791,375

MATERIALS - 5.8%
Chemicals - 3.5%
Axalta Coating Systems Ltd. (a)	1,620	41,099
Cabot Corp.	1,494	98,380
Element Solutions, Inc.	4,116	84,872
Huntsman Corp.	2,770	93,820
The Chemours Co. LLC	1,622	53,640
Trinseo PLC	1,627	77,201
Tronox Holdings PLC	6,996	120,331
Valvoline, Inc.	11,455	346,285
Westlake Corp.	1,005	127,183
		1,042,811
Construction Materials - 1.2%
Eagle Materials, Inc.	1,167	143,914
RHI Magnesita NV	1,660	49,387
Summit Materials, Inc. (a)	5,299	147,312
		340,613
Containers & Packaging - 0.6%
Ardagh Metal Packaging SA (b)	1,915	13,654
O-I Glass, Inc. (a)	12,381	166,896
		180,550
Metals & Mining - 0.5%
Commercial Metals Co.	793	32,513
Iluka Resources Ltd.	10,105	79,151
Lynas Rare Earths Ltd. (a)	7,090	44,491
		156,155

TOTAL MATERIALS		1,720,129

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Corporate Office Properties Trust (SBI)	3,786	101,048
Douglas Emmett, Inc.	5,397	158,996
LXP Industrial Trust (REIT)	14,570	182,854
Rexford Industrial Realty, Inc.	574	44,795
Terreno Realty Corp.	547	39,794
		527,487
Real Estate Management & Development - 2.9%
Compass, Inc. (a)	3,993	21,682
Cushman & Wakefield PLC (a)	8,990	160,921
DIC Asset AG	13,657	191,060
Jones Lang LaSalle, Inc. (a)	1,811	396,120
Realogy Holdings Corp. (a)	10,524	115,343
		885,126

TOTAL REAL ESTATE		1,412,613

UTILITIES - 2.1%
Gas Utilities - 1.1%
Brookfield Infrastructure Corp. A Shares	4,799	340,345
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	2,699	179,915
Sunnova Energy International, Inc. (a)	2,040	35,231
Vistra Corp.	2,852	71,357
		286,503

TOTAL UTILITIES		626,848

TOTAL COMMON STOCKS
(Cost $28,047,796)		28,313,411

Convertible Preferred Stocks - 0.6%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series F (b)(c)	313	12,410
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (b)(c)	200	5,849
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Bright Peak Therapeutics AG Series B (b)(c)	1,230	2,829
Caris Life Sciences, Inc. Series D (b)(c)	888	5,914
LifeMine Therapeutics, Inc. Series C (b)(c)	3,938	8,020
Sonoma Biotherapeutics, Inc.:
Series B (b)(c)	2,715	3,801
Series B1 (b)(c)	1,448	2,027
T-Knife Therapeutics, Inc. Series B (b)(c)	1,257	3,997
Treeline Biosciences Series A (b)(c)	620	2,939
		29,527
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (b)(c)	3,535	2,651
Health Care Technology - 0.0%
Wugen, Inc. Series B (b)(c)	375	1,624

TOTAL HEALTH CARE		33,802

INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (b)(c)	323	33,324
Road & Rail - 0.1%
Convoy, Inc. Series D (a)(b)(c)	1,249	20,606

TOTAL INDUSTRIALS		53,930

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(b)(c)	648	20,593
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(b)(c)	1,071	22,352
Series F (b)(c)	149	3,110
		25,462
Software - 0.1%
Mountain Digital, Inc. Series D (b)(c)	820	18,832
Skyryse, Inc. Series B (b)(c)	300	7,404
		26,236

TOTAL INFORMATION TECHNOLOGY		72,291

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $173,356)		178,282
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.39% 5/19/22 (e)
(Cost $29,994)	30,000	29,997
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.32% (f)
(Cost $1,256,932)	1,256,681	1,256,932
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $29,508,078)		29,778,622
NET OTHER ASSETS (LIABILITIES) - 0.4%		116,204
NET ASSETS - 100%		$29,894,826

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	June 2022	$279,195	$(6,215)	$(6,215)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $313,687 or 1.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,616 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,997.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Algolia SAS Series D	7/23/21	$5,849
Algolia, Inc.	10/27/21	$3,831
Ardagh Metal Packaging SA	2/22/21	$19,150
Astranis Space Technologies Corp. Series C	3/19/21	$14,205
BARK, Inc.	12/17/20	$32,000
Beta Technologies, Inc. Series A	4/9/21	$23,666
Boundless Bio, Inc. Series B	4/23/21	$4,772
Bright Peak Therapeutics AG Series B	5/14/21	$4,804
Caris Life Sciences, Inc. Series D	5/11/21	$7,193
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$5,000
Convoy, Inc. Series D	10/30/19	$16,911
Fanatics, Inc. Class A	8/13/20 - 3/22/21	$15,066
LifeMine Therapeutics, Inc. Series C	2/15/22	$8,020
Mountain Digital, Inc. Series D	11/5/21	$18,832
Perella Weinberg Partners	12/29/20	$32,380
Reddit, Inc. Series F	8/11/21	$19,342
Skyryse, Inc. Series B	10/21/21	$7,404
Sonoma Biotherapeutics, Inc. Series B	7/26/21	$5,366
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	$4,293
Starling Bank Ltd. Series D	6/18/21	$12,576
T-Knife Therapeutics, Inc. Series B	6/30/21	$7,251
Treeline Biosciences Series A	7/30/21	$4,853
Wugen, Inc. Series B	7/9/21	$2,908
Yanka Industries, Inc. Series E	5/15/20	$12,937
Yanka Industries, Inc. Series F	4/8/21	$4,750

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$202,732	$23,951,301	$22,897,101	$331	$--	$--	$1,256,932	0.0%
Total	$202,732	$23,951,301	$22,897,101	$331	$--	$--	$1,256,932

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$947,812	$935,402	$--	$12,410
Consumer Discretionary	2,735,968	2,668,692	--	67,276
Consumer Staples	1,142,439	1,136,754	5,685	--
Energy	1,602,336	1,602,336	--	--
Financials	4,769,349	4,728,756	19,737	20,856
Health Care	4,152,839	4,119,037	--	33,802
Industrials	5,517,694	5,417,785	45,979	53,930
Information Technology	3,863,666	3,738,055	53,320	72,291
Materials	1,720,129	1,547,100	173,029	--
Real Estate	1,412,613	1,221,553	191,060	--
Utilities	626,848	626,848	--	--
U.S. Government and Government Agency Obligations	29,997	--	29,997	--
Money Market Funds	1,256,932	1,256,932	--	--
Total Investments in Securities:	$29,778,622	$28,999,250	$518,807	$260,565
Derivative Instruments:
Liabilities
Futures Contracts	$(6,215)	$(6,215)	$--	$--
Total Liabilities	$(6,215)	$(6,215)	$--	$--
Total Derivative Instruments:	$(6,215)	$(6,215)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,215)
Total Equity Risk	0	(6,215)
Total Value of Derivatives	$0	$(6,215)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,251,146)	$28,521,690
Fidelity Central Funds (cost $1,256,932)	1,256,932
Total Investment in Securities (cost $29,508,078)		$29,778,622
Cash		348
Foreign currency held at value (cost $359)		352
Receivable for investments sold		386,166
Receivable for fund shares sold		22,290
Dividends receivable		14,590
Distributions receivable from Fidelity Central Funds		192
Total assets		30,202,560
Liabilities
Payable for investments purchased	$270,121
Payable for fund shares redeemed	28,115
Payable for daily variation margin on futures contracts	9,492
Other payables and accrued expenses	6
Total liabilities		307,734
Net Assets		$29,894,826
Net Assets consist of:
Paid in capital		$30,188,146
Total accumulated earnings (loss)		(293,320)
Net Assets		$29,894,826
Net Asset Value, offering price and redemption price per share ($29,894,826 ÷ 1,951,021 shares)		$15.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$198,729
Interest		28
Income from Fidelity Central Funds		331
Total income		199,088
Expenses
Independent trustees' fees and expenses	$32
Total expenses		32
Net investment income (loss)		199,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(474,626)
Foreign currency transactions	(97)
Futures contracts	(14,556)
Total net realized gain (loss)		(489,279)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,757,156)
Assets and liabilities in foreign currencies	(346)
Futures contracts	(6,262)
Total change in net unrealized appreciation (depreciation)		(3,763,764)
Net gain (loss)		(4,253,043)
Net increase (decrease) in net assets resulting from operations		$(4,053,987)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$199,056	$160,002
Net realized gain (loss)	(489,279)	4,223,262
Change in net unrealized appreciation (depreciation)	(3,763,764)	2,594,506
Net increase (decrease) in net assets resulting from operations	(4,053,987)	6,977,770
Distributions to shareholders	(2,837,632)	(92,270)
Share transactions
Proceeds from sales of shares	24,193,899	9,430,279
Reinvestment of distributions	2,837,632	92,270
Cost of shares redeemed	(5,108,275)	(12,916,300)
Net increase (decrease) in net assets resulting from share transactions	21,923,256	(3,393,751)
Total increase (decrease) in net assets	15,031,637	3,491,749
Net Assets
Beginning of period	14,863,189	11,371,440
End of period	$29,894,826	$14,863,189
Other Information
Shares
Sold	1,398,636	495,982
Issued in reinvestment of distributions	161,167	5,763
Redeemed	(288,374)	(685,408)
Net increase (decrease)	1,271,429	(183,663)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$21.87	$13.17	$12.04	$11.10	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	.22D	.15	.12	.13	.07
Net realized and unrealized gain (loss)	(3.21)	8.59	1.07	1.14	.32	.69
Total from investment operations	(3.06)	8.81	1.22	1.26	.45	.76
Distributions from net investment income	(.42)	(.11)	(.09)	(.12)	(.11)	–
Distributions from net realized gain	(3.07)	–	–	(.20)	–	–
Total distributions	(3.49)	(.11)	(.09)	(.32)	(.11)	–
Net asset value, end of period	$15.32	$21.87	$13.17	$12.04	$11.10	$10.76
Total ReturnE,F	(16.03)%	67.16%	10.19%	11.83%	4.18%	7.60%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	- %I,J	- %J	.01%	- %J	- %J	- %I,J
Expenses net of fee waivers, if anyJ	- %I	-%	-%	-%	-%	- %I
Expenses net of all reductionsJ	- %I	-%	-%	-%	-%	- %I
Net investment income (loss)	1.75%I	1.15%D	1.23%	1.07%	1.14%	1.10%I
Supplemental Data
Net assets, end of period (000 omitted)	$29,895	$14,863	$11,371	$11,236	$7,534	$538
Portfolio turnover rateK	83%I	104%	178%	145%	163%	249%I

 A For the period March 7, 2017 (commencement of operations) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .95%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Flex Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,962,504
Gross unrealized depreciation	(3,019,447)
Net unrealized appreciation (depreciation)	$(56,943)
Tax cost	$29,829,350

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Fund	26,938,841	8,914,734

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Small Cap Fund	$814

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Small Cap Fund	1,216,921	823,438	(41,718)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In March 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund distributed all of its net assets to its shareholders on June 10, 2022. The Fund was closed to new accounts on June 2, 2022, with certain exceptions.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Flex Small Cap Fund	- %-C
Actual		$1,000.00	$839.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZSC-SANN-0622
1.9881582.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022